As filed with the Securities and Exchange Commission on July 29, 2009
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

May 31, 2009 Schedule of Investments Climate Change Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (97.8%)
Aerospace & Defense (1.0%)
Hexcel Corp. *	2,700	29
Auto Components (1.2%)
BorgWarner, Inc.	415	13
Johnson Controls	1,000	20
		33
Chemicals (5.2%)
Monsanto Co.	289	24
Nalco Holding	1,600	28
Praxair, Inc.	800	58
Rockwood Holdings *	2,331	35
		145
Commercial Services & Supplies (3.7%)
Covanta Holding *	4,975	75
EnerNOC, Inc. *	1,200	29
		104
Communications Equipment (1.9%)
Tandberg ASA	3,200	53
Computers & Peripherals (0.8%)
IBM	200	21
Construction & Engineering (6.5%)
Foster Wheeler *	600	16
Jacobs Engineering Group *	300	13
Layne Christensen *	1,600	34
MYR Group *	3,200	61
Quanta Services *	2,500	57
		181
Diversified Financial Services (2.3%)
Climate Exchange *	4,000	41
IntercontinentalExchange Inc. *	200	22
		63
Electric Utilities (11.4%)
Entergy Corp.	315	24
Exelon Corp.	1,775	85
FirstEnergy Corp.	706	27
FPL Group	1,295	73
ITC Holdings	1,570	67
Northeast Utilities	2,000	42
		318
Electrical Equipment (14.7%)
ABB Ltd.	1,238	20
Alstom	400	26
American Superconductor *	1,400	39
Cooper Industries Class A	404	13
Emerson Electric	400	13
Ener1 Inc. *	3,000	20
EnerSys *	3,100	50
First Solar *	100	19
FuelCell Energy *	6,200	21
Gamesa Corporacion Tecnologica	2,800	63
Roper Industries	1,405	60
Sunpower Corp. Class A *	500	15
Suntech Power Holdings *	1,400	23
Vestas Wind Systems A/S *	400	30
		412
Electronic Equipment, Instruments & Components (2.0%)
Comverge Inc. *	1,400	14
Itron, Inc. *	718	42
		56
Food & Staples Retailing (1.1%)
Wal-Mart Stores	600	30
Gas Utilities (5.2%)
New Jersey Resources	2,500	83
Northwest Natural Gas	700	30
ONEOK, Inc.	600	17
Questar Corp.	413	14
		144
Independent Power Producers & Energy Traders (9.6%)
Calpine Corp. *	6,188	84
EDP Renovaveis *	3,400	36
Iberdrola Renovables *	16,300	81
Ormat Technologies	1,700	68
		269
IT Services (0.7%)
Telvent GIT	1,000	19
Machinery (5.1%)
Badger Meter	700	28
Danaher Corp.	400	24
Deere & Co.	300	13
Eaton Corp.	300	13
Energy Recovery *	2,700	22
ESCO Technologies *	700	28
Kaydon Corp.	395	14
		142
Multi-Utilities (6.0%)
Gdf Suez	700	28
National Grid ADR	370	18
PG&E Corp.	400	15
Suez Environnement SA ADR	1,900	17
Veolia Environnement ADR	3,100	91
		169
Oil, Gas & Consumable Fuels (12.8%)
Cameco Corp.	1,100	30
Clean Energy Fuels *	1,800	17
Denbury Resources *	4,200	72
EOG Resources	200	15
Range Resources	1,750	80
Southwestern Energy *	1,000	44
Spectra Energy	800	13
Williams Cos.	4,400	74
XTO Energy	300	13
		358
Paper & Forest Products (0.5%)
Weyerhaeuser Co.	400	13
Road & Rail (0.5%)
Norfolk Southern	400	15
Semiconductors & Semiconductor Equipment (1.0%)
MEMC Electronic Materials *	1,500	29
Water Utilities (4.6%)
American States Water	500	16
Aqua America	5,000	82
Companhia de Saneamento Basico do Estado de Sao Paulo	1,000	30
		128
Total Common Stocks (Cost $2,344)		2,731
Short-Term Investments (4.1%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $116)	115,920	116
Total Investments## (101.9%) (Cost $2,460)		2,847
Liabilities, less cash, receivables and other assets [(1.9%)]		(54)
Total Net Assets (100.0%)		$2,793

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Emerging Markets Equity Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (87.4%)
Brazil (7.6%)
Diagnosticos da America *	2,175	37
Lupatech SA *	2,700	37
Multiplan Empreendimentos Imobiliarios	3,500	35
PDG Realty Empreendimentos E Participacoes	3,505	40
Petroleo Brasileiro ADR	5,140	180
		329
Canada (1.5%)
Addax Petroleum	1,355	44
Goldcorp, Inc.	500	20
		64
Chile (1.3%)
Sociedad Quimica y Minera de Chile ADR, B Shares	1,570	57
China (17.9%)
Anhui Conch Cement, H Shares	4,100	30
Bank of China, H Shares	176,400	80
China Mobile	12,250	120
China Oilfield Services, H Shares	54,000	60
China Shenhua Energy, H Shares	15,500	52
China Vanke, B Shares	37,900	48
CNOOC Ltd.	28,000	37
Hengan International Group	9,000	41
Industrial & Commercial Bank of China, H Shares	114,400	73
Maanshan Iron & Steel, H Shares	88,900	50
Want Want China Holdings	58,300	28
Wasion Group Holdings	66,000	38
Wumart Stores, H Shares	39,000	44
Zhaojin Mining Industry, H Shares	17,000	28
Zijin Mining Group, H Shares	38,400	35
ZTE Corp., H Shares	4,800	16
		780
Czech Republic (0.4%)
Philip Morris	60	19
Egypt (0.9%)
Eastern Tobacco	545	18
Egyptian Co. for Mobile Services	670	23
		41
India (4.5%)
PowerShares India Portfolio	565	11
Reliance Industries GDR *ñ	650	63
State Bank of India GDR	775	62
Sterlite Industries (India) ADR	4,500	59
		195
Indonesia (1.7%)
PT Astra Agro Lestari Tbk	13,500	24
PT United Tractors Tbk	52,735	52
		76
Israel (6.2%)
Elbit Systems	1,175	71
Israel Chemicals	4,295	49
Makhteshim-Agan Industries	5,155	30
Mizrahi Tefahot Bank	5,695	33
Teva Pharmaceutical Industries ADR	1,850	86
		269
Korea (9.3%)
Dongbu Insurance	1,200	23
HNK Machine Tool *	650	36
Hyundai Mobis	575	54
KT Corp.	1,170	32
LG Electronics	270	26
NHN Corp. *	480	77
Samsung Electronics	160	72
Woongjin Thinkbig	3,360	56
Yuhan Corp.	190	27
		403
Malaysia (1.3%)
Top Glove	33,800	57
Mexico (3.6%)
America Movil ADR	1,950	75
Empresas ICA SAB de C.V. *	25,300	49
Fomento Economico Mexicano ADR, B Shares	1,040	34
		158
Nigeria (0.7%)
Guaranty Trust Bank GDR	7,915	32
Philippines (1.4%)
Energy Development	298,100	24
Philippine Long Distance Telephone	790	37
		61
Poland (0.7%)
PBG SA *	440	29
Russia (5.2%)
Gazprom ADR	3,440	80
Magnit GDR	4,610	42
Mobile TeleSystems ADR	1,300	54
Rosneft Oil GDR *	7,290	49
		225
South Africa (6.5%)
ABSA Group	2,245	29
AngloGold Ashanti	820	35
BHP Billiton	2,430	59
Discovery Holdings	7,915	28
MTN Group	4,810	70
Murray & Roberts Holdings	5,245	33
Tiger Brands	1,800	31
		285
Sweden (0.5%)
Oriflame Cosmetics SDR	480	21
Taiwan, Province Of China (9.3%)
Chroma Ate	27,000	30
HTC Corp.	1,900	31
Hung Poo Real Estate Development	47,100	74
MediaTek, Inc.	1,510	19
Powertech Technology	14,000	30
Taiwan Semiconductor Manufacturing ADR	48,000	89
Wistron Corp.	30,865	49
WPG Holdings	46,360	50
Yuanta Financial Holding	46,340	35
		407
Thailand (3.0%)
Banpu Public	4,800	45
Kasikornbank PCL	25,200	41
Thanachart Capital PCL	114,100	43
		129
Turkey (3.0%)
BIM Birlesik Magazalar	2,260	72
Turkcell Iletisim Hizmetleri ADR	2,200	30
Turkiye Garanti Bankasi *	11,630	29
		131
United Kingdom (0.9%)
Tullow Oil	2,465	40
Total Common Stocks (Cost $2,734)		3,808
Preferred Stocks (5.3%)
Brazil (5.3%)
Banco Do Estado do Rio Grande do Sul	11,600	45
Companhia de Bebidas das Americas ADR	610	40
Refinaria de Petroleo Ipiranga *	173	0
Ultrapar Participacoes	1,670	54
Vale SA ADR	5,725	93
Total Preferred Stocks (Cost $169)		232
Participatory Notes (5.0%)
India (5.0%)
Bharat Heavy Electricals (issuer JP Morgan Int'l Derivatives), Expiration Date 4/29/2013 *µµ	1,079	50
Bharti Airtel (issuer JP Morgan Int'l Derivatives), Expiration Date 9/19/2013 *µµ	1,806	31
Cairn India (issuer JP Morgan Int'l Derivatives), Expiration Date 1/15/2013 *µµ	12,183	60
Grasim Industry (issuer JP Morgan Int'l Derivatives), Expiration Date 3/10/2014 *µµ	805	36
Punjab National Bank (issuer JP Morgan Chase Int'l Derivatives), Expiration Date 10/17/2013 *µµ	2,824	40
Total Participatory Notes (Cost $141)		217
Short-Term Investments (4.1%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $177)	176,938	177
Total Investments## (101.8%) (Cost $3,221)		4,434
Liabilities, less cash, receivables and other assets [(1.8%)]		(78)
Total Net Assets (100.0%)		$4,356

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY Emerging Markets Equity Fund (UNAUDITED)
Industry	Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$506	11.6%
Commercial Banks	424	9.7%
Wireless Telecommunication Services	409	9.4%
Metals & Mining	378	8.7%
Diversified Financial Services	252	5.8%
Semiconductors & Semiconductor Equipment	210	4.8%
Food & Staples Retailing	158	3.6%
Real Estate Management & Development	157	3.6%
Chemicals	136	3.1%
Electronic Equipment, Instruments & Components	118	2.7%
Pharmaceuticals	113	2.6%
Aerospace & Defense	107	2.5%
Construction & Engineering	97	2.2%
Machinery	89	2.0%
Food Products	84	1.9%
Integrated Oil & Gas	84	1.9%
Computers & Peripherals	80	1.8%
Internet Software & Services	77	1.8%
Beverages	74	1.7%
Household Durables	66	1.5%
Personal Products	62	1.4%
Energy Equipment & Services	60	1.4%
Health Care Equipment & Supplies	57	1.3%
Media	56	1.3%
Auto Components	54	1.2%
Specialty Retail	54	1.2%
Insurance	51	1.2%
Consumer Finance	43	1.0%
Health Care Providers & Services	37	0.9%
Industrial Conglomerates	33	0.8%
Diversified Telecommunication Services	32	0.7%
Construction Materials	30	0.7%
Independent Power Producers & Energy Traders	24	0.6%
Tobacco	18	0.4%
Communications Equipment	16	0.4%
Mutual Funds	11	0.3%
Consumer Discretionary	0	0.0%
Other Assets-Net	99	2.3%
	$4,356	100.0%

May 31, 2009

Schedule of Investments Equity Income Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (62.3%)
Beverages (2.8%)
Diageo PLC ADR	20,200	1,102
Electric Utilities (7.1%)
Duke Energy	19,800	280
Exelon Corp.	19,800	951
FPL Group	14,300	809
Northeast Utilities	35,900	746
		2,786
Energy Equipment & Services (1.9%)
Cathedral Energy Services Income Trust	198,000	731
Food & Staples Retailing (1.4%)
Safeway Inc. ‡‡	27,500	557
Food Products (2.1%)
Unilever NV ‡‡	35,200	843
Gas Utilities (1.1%)
ONEOK, Inc.	14,300	419
Insurance (2.5%)
Marsh & McLennan	51,700	978
Media (2.2%)
World Wrestling Entertainment	68,400	854
Metals & Mining (0.9%)
Royal Gold, Inc. ‡‡	7,500	349
Multi-Utilities (4.5%)
NSTAR	19,800	596
TECO Energy	70,400	790
Xcel Energy	22,000	377
		1,763
Mutual Funds (1.6%)
iShares iBoxx High Yield Corporate Bond Fund	8,250	645
Oil, Gas & Consumable Fuels (11.0%)
ARC Energy Trust	57,700	918
Canadian Oil Sands Trust	33,000	851
Enbridge Energy Management *	20,192	773
Penn West Energy Trust	66,000	929
Spectra Energy	52,800	848
		4,319
Pharmaceuticals (1.8%)
Johnson & Johnson	13,200	728
Real Estate Investment Trusts (13.8%)
American Campus Communities	38,500	885
Digital Realty Trust	20,900	748
GZI REIT	2,600,000	794
Health Care REIT	24,200	829
Rayonier Inc. ‡‡	13,200	528
Realty Income	35,400	760
Ventas, Inc.	28,800	874
		5,418
Road & Rail (1.7%)
Norfolk Southern ‡‡	17,800	662
Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp	52,400	580
Tobacco (2.1%)
Philip Morris International	19,800	844
Water Utilities (0.3%)
California Water Service Group	3,000	104
Wireless Telecommunication Services (2.0%)
China Mobile ADR	16,000	787
Total Common Stocks
(Cost $25,904)		24,469
Preferred Stocks (0.8%)
Goldman Sachs Group, Ser. D (Cost $264)	20,000	306
Convertible Preferred Stocks (3.8%)
Bunge Ltd.	12,000	1,008
Freeport-McMoRan Copper & Gold	5,700	482
Total Convertible Preferred Stocks
(Cost $1,618)		1,490
	Principal Amount
Convertible Bonds (21.7%)
AGCO Corp., Senior Subordinated Notes, 1.25%, due 12/15/36	$750,000	689
Allied Waste Industries, Inc., Senior Subordinated Debentures, 4.25%, due 4/15/34	750,000	727
Amgen, Inc., Senior Unsecured Notes, 0.13%, due 2/1/11	250,000	234
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	500,000	451
Coeur d'Alene Mines Corp., Senior Unsecured Notes, 1.25%, due 1/15/24	300,000	255
EMC Corp., Senior Unsecured Notes, 1.75%, due 12/1/13	500,000	487
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	500,000	440
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	500,000	376
International Game Technology, Senior Unsecured Notes, 2.60%, due 12/15/36	750,000	738
Pacific Rubiales Energy Corp., Subordinated Debentures, 8.00%, due 8/29/13	750,000	615
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13 ñ	750,000	413
Rayonier TRS Holdings, Inc., Guaranteed Notes, 3.75%, due 10/15/12	500,000	497
Sino-Forest Corp., Guaranteed Notes, 5.00%, due 8/1/13 ñ	500,000	410
SunPower Corp., Senior Unsecured Debentures, 0.75%, due 8/1/27	600,000	554
Trinidad Energy Services Income Trust, Unsecured Subordinated Debentures, 7.75%, due 7/31/12	500,000	393
Verisign, Inc., Junior Subordinated Debentures, 3.25%, due 8/15/37	750,000	605
Vornado Realty Trust, Guaranteed Notes, 3.63%, due 11/15/26	700,000	621
Total Convertible Bonds
(Cost $8,514)		8,505
Corporate Debt Securities (4.4%)
Anadarko Petroleum Corp., Floating Rate Senior Unsecured Notes, 1.72%, due 6/15/09 µ	250,000	250
Comcast Corp., Floating Rate Guaranteed Notes, 1.44%, due 7/14/09 µ	250,000	250
General Mills, Inc., Floating Rate Senior Unsecured Notes, 1.23%, due 7/22/09 µ	250,000	249
Home Depot, Inc., Floating Rate Senior Unsecured Notes, 1.45%, due 6/16/09 µ	250,000	250
John Deere Capital Corp., Ser. D, Floating Rate Senior Unsecured Medium-Term Notes, 1.30%, due 6/1/09 µ	250,000	250
Martin Marietta Materials, Inc., Floating Rate Senior Unsecured Notes, 1.19%, due 7/30/09 µ	250,000	246
Time Warner, Inc., Floating Rate Guaranteed Notes, 1.15%, due 8/13/09 µ	250,000	249
Total Corporate Debt Securities
(Cost $1,728)		1,744
Banker's Acceptance (0.6%)
JPMorgan Chase Bank, NA, 0.65%, due 7/20/09 # (Cost $250)	250,000	250
	Number of Shares
Short-Term Investments (4.1%)
Neuberger Berman Government Money Fund Investor Class @ (Cost $1,603)	1,603,491	1,603
Total Investments## (97.7%)
(Cost $39,881)		38,367
Cash, receivables and other assets, less liabilities (2.3%)		912
Total Net Assets (100.0%)		$39,279

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Focus Fund

(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (96.7%)
Beverages (3.6%)
PepsiCo, Inc. È	360,000	18,738
Biotechnology (5.9%)
Amgen Inc. *È	190,000	9,488
Genzyme Corp. *È	355,000	20,995
		30,483
Capital Markets (4.1%)
Bank of New York Mellon È	760,000	21,113
Commercial Banks (0.5%)
Wells Fargo È	100,000	2,550
Communications Equipment (8.8%)
Cisco Systems *	1,015,000	18,777
Nokia Corp. ADR	590,000	9,027
QUALCOMM Inc.	400,000	17,436
		45,240
Computers & Peripherals (1.7%)
Hewlett-Packard	260,000	8,931
Diversified Financial Services (5.1%)
J.P. Morgan Chase	715,000	26,383
Electric Utilities (3.7%)
Exelon Corp. È	400,000	19,204
Electrical Equipment (7.2%)
ABB Ltd.	950,000	15,637
Rockwell Automation È	700,000	21,483
		37,120
Food & Staples Retailing (3.4%)
CVS Corp. È	585,000	17,433
Food Products (1.7%)
Unilever NV È	355,000	8,499
Health Care Equipment & Supplies (5.1%)
Covidien Ltd. È	735,000	26,254
Hotels, Restaurants & Leisure (1.1%)
Darden Restaurants È	160,000	5,787
Household Products (0.9%)
Energizer Holdings *	85,000	4,442
Insurance (2.3%)
Willis Group Holdings	450,000	11,984
Internet Software & Services (2.9%)
Google Inc. Class A *È	36,000	15,020
Life Science Tools & Services (4.3%)
Thermo Fisher Scientific *	570,000	22,179
Machinery (2.6%)
Ingersoll-Rand È	660,000	13,352
Multiline Retail (0.8%)
Kohl's Corp. *È	100,000	4,247
Oil, Gas & Consumable Fuels (16.0%)
Occidental Petroleum	465,000	31,206
Range Resources È	405,000	18,553
XTO Energy È	770,000	32,933
		82,692
Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	1,225,000	19,257
Software (3.5%)
Microsoft Corp.	875,000	18,279
Specialty Retail (7.8%)
PETsMART, Inc. È	390,000	7,941
Tiffany & Co. È	540,000	15,320
TJX Cos.	585,000	17,263
		40,524
Total Common Stocks (Cost $510,709)		499,711
Short-Term Investments (11.3%)
Neuberger Berman Prime Money Fund Trust Class @	16,008,939	16,009
Neuberger Berman Securities Lending Quality Fund, LLC ‡	41,785,387	42,203
Total Short-Term Investments (Cost $57,876)		58,212
Total Investments## (108.0%) (Cost $568,585)		557,923
Liabilities, less cash, receivables and other assets [(8.0%)]		(41,371)
Total Net Assets (100.0%)		$516,552

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Genesis Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (95.0%)
Aerospace & Defense (2.5%)
Alliant Techsystems *^	1,746,962	150,745
Argon ST *	173,300	3,591
Curtiss-Wright	641,300	18,777
Teledyne Technologies *	851,400	27,986
		201,099
Air Freight & Logistics (1.2%)
Forward Air ^	2,072,600	44,188
Hub Group Class A *^	2,621,800	51,807
		95,995
Auto Components (0.6%)
Gentex Corp.	3,985,314	46,987
Beverages (0.4%)
Boston Beer Company *^	1,019,019	29,062
Building Products (0.5%)
Simpson Manufacturing	1,834,900	38,239
Capital Markets (0.9%)
Eaton Vance	1,070,300	29,005
Greenhill & Co.	585,200	43,012
		72,017
Chemicals (0.3%)
Intrepid Potash *	793,720	25,875
Commercial Banks (3.9%)
Bank of Hawaii	1,485,900	55,617
BOK Financial	1,089,894	44,206
Cullen/Frost Bankers	1,473,600	72,133
Glacier Bancorp	1,401,908	23,229
Westamerica Bancorp ^	2,121,843	110,039
		305,224
Commercial Services & Supplies (4.9%)
Copart, Inc. *	3,163,531	97,089
Healthcare Services Group ^	3,606,154	63,035
Knoll, Inc.	1,701,300	11,790
Ritchie Bros. Auctioneers ^	5,350,660	122,530
Rollins, Inc.	3,432,372	57,355
United Stationers *	923,375	33,066
		384,865
Construction & Engineering (0.5%)
Layne Christensen *^	1,938,665	41,449
Containers & Packaging (2.6%)
AptarGroup Inc. ^	6,555,400	203,283
Diversified Consumer Services (2.1%)
Matthews International ^	3,518,900	100,465
Strayer Education	346,111	63,778
		164,243
Diversified Financial Services (0.1%)
Pico Holdings *	385,572	10,769
Electrical Equipment (0.7%)
Brady Corp.	2,142,489	53,091
Electronic Equipment, Instruments & Components (1.8%)
Rofin-Sinar Technologies *^	3,423,150	77,192
Trimble Navigation *	3,409,242	65,389
		142,581
Energy Equipment & Services (3.1%)
CARBO Ceramics ^	2,217,200	83,855
NATCO Group *^	1,974,328	55,873
National Oilwell Varco *	808,078	31,208
Natural Gas Services Group *	150,000	2,229
Oceaneering International *	1,237,700	63,643
Pason Systems	1,287,365	11,084
		247,892
Food & Staples Retailing (1.3%)
Ruddick Corp. ^	3,956,002	99,533
Food Products (1.0%)
Flowers Foods	1,193,600	25,268
J & J Snack Foods ^	1,380,328	51,790
		77,058
Gas Utilities (1.0%)
New Jersey Resources	1,366,400	45,460
Northwest Natural Gas	477,300	20,257
South Jersey Industries	432,200	14,427
		80,144
Health Care Equipment & Supplies (8.4%)
Abaxis, Inc. *	1,090,300	19,069
American Medical Systems Holdings *^	7,874,765	119,460
DENTSPLY International	2,059,900	60,273
Haemonetics Corp. *^	2,560,479	136,294
IDEXX Laboratories *	2,796,662	117,040
Immucor Inc. *	3,307,491	49,778
Integra LifeSciences Holdings *	1,050,197	27,263
Meridian Bioscience	624,800	11,940
Sirona Dental Systems *^	2,805,726	55,189
Surmodics, Inc. *^	2,032,430	40,181
Wright Medical Group *	1,850,194	28,863
		665,350
Health Care Providers & Services (4.8%)
AmSurg Corp. *^	1,930,734	36,066
Henry Schein *	2,717,540	123,757
Landauer, Inc.	406,300	23,415
MWI Veterinary Supply *^	1,168,629	34,159
Patterson Companies *	3,457,400	71,188
VCA Antech *	3,620,705	87,874
		376,459
Household Products (2.6%)
Church & Dwight ^	4,050,055	203,596
Industrial Conglomerates (0.6%)
Raven Industries ^	1,872,976	51,432
Insurance (4.4%)
Brown & Brown	4,269,355	82,313
Hanover Insurance Group	1,214,100	41,656
Harleysville Group	410,980	12,038
HCC Insurance Holdings	1,291,300	31,882
Infinity Property & Casualty	99,400	3,659
RenaissanceRe Holdings	1,480,553	67,765
RLI Corp.	958,107	44,897
Validus Holdings	1,402,100	31,982
Zenith National Insurance	1,410,700	30,259
		346,451
IT Services (1.3%)
ManTech International *^	2,376,100	91,123
NCI, Inc. Class A *	353,099	8,884
		100,007
Life Science Tools & Services (4.2%)
Charles River Laboratories International *	1,474,900	46,356
Dionex Corp. *^	2,041,532	115,061
ICON PLC *^	3,798,400	66,244
Pharmaceutical Product Development	4,292,900	85,987
Techne Corp.	352,500	21,245
		334,893
Machinery (12.7%)
Astec Industries *^	1,949,622	59,697
Bucyrus International ^	4,385,700	125,782
Chart Industries *^	2,188,928	46,471
CLARCOR Inc. ^	5,421,622	155,384
Donaldson Co.	2,632,100	88,675
Graco Inc.	1,629,417	36,320
Joy Global	1,890,200	65,155
Lindsay Corp. ^	1,241,350	39,549
Nordson Corp. ^	2,405,430	92,369
Robbins & Myers ^	1,787,500	34,213
Titan International ^	2,327,647	21,042
Toro Co. ^	1,890,604	58,231
Valmont Industries	1,064,004	73,001
Wabtec Corp. ^	2,950,900	105,288
		1,001,177
Media (1.1%)
Arbitron Inc. ^	1,325,567	26,392
Interactive Data	2,578,700	60,471
		86,863
Metals & Mining (2.4%)
Compass Minerals International ^	3,615,700	193,910
Mutual Funds (0.3%)
SPDR Gold Trust *	250,000	24,050
Office Electronics (1.1%)
Zebra Technologies *^	3,874,247	84,575
Oil, Gas & Consumable Fuels (12.0%)
Arena Resources *^	3,283,628	117,620
Cabot Oil & Gas	2,981,700	104,747
Carrizo Oil & Gas *^	1,681,227	35,894
Concho Resources *	1,225,600	39,281
Denbury Resources *	6,346,277	109,093
Encore Acquisition *	1,615,200	57,323
Foundation Coal Holdings ^	3,073,500	90,207
Petrobank Energy and Resources *	3,197,000	106,954
Petrohawk Energy *	2,585,830	65,163
Southwestern Energy *	3,681,700	160,044
St. Mary Land & Exploration	1,237,600	26,806
XTO Energy	828,225	35,423
		948,555
Personal Products (2.3%)
Alberto-Culver Co. ^	5,742,450	133,455
Chattem, Inc. *	823,995	49,217
		182,672
Professional Services (0.4%)
Exponent, Inc. *^	1,164,735	30,598
Road & Rail (0.1%)
Landstar System	120,400	4,575
Software (5.1%)
ANSYS, Inc. *	503,200	15,026
Blackbaud, Inc. ^	4,369,503	60,605
FactSet Research Systems	1,304,600	69,013
Jack Henry & Associates	1,119,600	20,567
MICROS Systems *^	5,249,242	137,110
Solera Holdings *	4,387,753	100,480
		402,801
Specialty Retail (0.8%)
Hibbett Sports *^	1,836,763	33,117
Sally Beauty Holdings *	620,208	4,410
Tractor Supply *	631,800	24,248
		61,775
Thrifts & Mortgage Finance (0.5%)
Brookline Bancorp	2,426,354	23,875
Oritani Financial *	1,170,000	15,830
		39,705
Trading Companies & Distributors (0.4%)
MSC Industrial Direct	810,900	29,501
Water Utilities (0.1%)
American States Water	149,500	4,687
Total Common Stocks
(Cost $6,420,985)		7,493,038
Short-Term Investments (5.4%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $423,103)	423,103,397	423,103
Total Investments## (100.4%)
(Cost $6,844,088)		7,916,141
Liabilities, less cash, receivables and other assets [(0.4%)]		(32,263)
Total Net Assets (100.0%)		$7,883,878

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Guardian Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)

Common Stocks (97.8%)
Automobiles (2.0%)
Toyota Motor ADR È	225,860	18,103
Biotechnology (4.6%)
Genzyme Corp. *	606,540	35,871
Medarex, Inc. *	769,800	5,573
		41,444
Capital Markets (4.8%)
Bank of New York Mellon	786,913	21,860
Charles Schwab È	1,226,255	21,582
		43,442
Chemicals (3.5%)
Praxair, Inc.	437,996	32,061
Commercial Services & Supplies (5.9%)
Republic Services	1,031,050	23,498
Waste Management	1,072,725	29,596
		53,094
Diversified Financial Services (2.0%)
IntercontinentalExchange Inc. *	168,654	18,179
Electronic Equipment, Instruments & Components (8.4%)
Anixter International *	978,955	40,157
National Instruments	1,664,254	35,299
		75,456
Energy Equipment & Services (3.9%)
Schlumberger Ltd.	615,600	35,231
Health Care Providers & Services (1.8%)
UnitedHealth Group	624,675	16,616
Industrial Conglomerates (3.0%)
3M Co. È	468,750	26,766
Insurance (8.0%)
Markel Corp. *	62,400	17,784
Progressive Corp. *	1,599,150	25,794
Willis Group Holdings	1,077,675	28,699
		72,277
Internet Software & Services (3.2%)
Yahoo! Inc. *	1,811,200	28,689
Life Science Tools & Services (2.1%)
Millipore Corp. *	303,290	19,074
Machinery (4.9%)
Danaher Corp.	734,240	44,311
Media (12.9%)
Comcast Corp. Class A Special	2,511,125	32,645
Scripps Networks Interactive	1,629,635	45,206
Washington Post	108,128	38,926
		116,777
Multi-Utilities (2.8%)
National Grid	2,234,232	21,664
National Grid ADR	67,218	3,268
		24,932
Oil, Gas & Consumable Fuels (9.2%)
BG Group PLC	1,934,950	35,554
Cimarex Energy	368,175	12,010
Newfield Exploration *	978,800	35,354
		82,918
Road & Rail (3.5%)
Canadian National Railway	736,165	31,994
Semiconductors & Semiconductor Equipment (6.8%)
Altera Corp.	2,531,369	43,084
Texas Instruments	952,500	18,478
		61,562
Software (4.5%)
Intuit Inc. *	1,502,960	40,910
Total Common Stocks
(Cost $940,545)		883,836
Short-Term Investments (3.3%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	17,847,818	17,848
Neuberger Berman Securities Lending Quality Fund, LLC ‡	11,785,017	11,903
Total Short-Term Investments
(Cost $29,673)		29,751
Total Investments## (101.1%)
(Cost $970,218)		913,587
Liabilities, less cash, receivables and other assets [(1.1%)]		(10,350)
Total Net Assets (100.0%)		$903,237

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments International Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (90.7%)
Australia (0.8%)
BHP Billiton ADR	55,000	3,093
Belgium (4.3%)
Anheuser-Busch InBev	111,148	3,920
Colruyt SA	21,740	5,124
Fortis *	192,640	732
Omega Pharma	36,832	1,170
Telenet Group Holding *	213,300	4,270
Umicore	75,405	1,817
		17,033
Brazil (1.2%)
Petroleo Brasileiro ADR	134,825	4,715
Canada (5.8%)
Addax Petroleum	146,115	4,805
Barrick Gold	73,400	2,781
Cameco Corp.	136,820	3,761
MacDonald Dettwiler *	294,990	7,512
Talisman Energy	248,020	4,023
		22,882
Chile (0.9%)
Sociedad Quimica y Minera de Chile ADR, B Shares	99,180	3,606
China (0.7%)
Bank of China, H Shares	6,194,100	2,809
Denmark (1.3%)
Novo Nordisk Class B	95,780	4,993
Finland (0.6%)
Nokia Oyj	165,310	2,537
France (7.9%)
Arkema *	142,652	3,910
Ipsen SA	126,824	5,930
Ipsos Ñ	184,818	4,598
Pernod Ricard	47,755	2,994
Sodexo	36,445	1,806
Teleperformance	141,295	4,187
Thales SA	58,700	2,770
Total SA ADR	88,590	5,107
		31,302
Germany (10.2%)
Deutsche Boerse È	88,310	7,738
Fresenius Medical Care	78,220	3,296
GEA Group	205,725	3,210
Gerresheimer AG	184,362	4,270
Linde AG	55,705	4,645
SAP AG	88,275	3,827
Siemens AG	23,740	1,735
SMA Solar Technology *	26,200	2,128
Tognum AG	247,371	3,770
Wincor Nixdorf	91,482	5,513
		40,132
Hong Kong (1.8%)
China Mobile ADR	73,365	3,610
Hengan International Group È	740,530	3,382
		6,992
India (0.9%)
State Bank of India GDR	46,361	3,706
Ireland (0.9%)
DCC PLC	176,175	3,690
Israel (1.8%)
Makhteshim-Agan Industries	637,085	3,683
Teva Pharmaceutical Industries ADR	72,700	3,371
		7,054
Italy (1.9%)
Lottomatica SPA	130,560	2,622
Milano Assicurazioni	916,141	2,914
UBI Banca	153,175	2,123
		7,659
Japan (12.6%)
Alfresa Holdings	91,000	3,747
East Japan Railway	59,800	3,570
FANUC Ltd.	14,900	1,204
Hisamitsu Pharmaceutical	95,800	3,109
Hitachi Construction Machinery	116,800	1,927
Jupiter Telecommunications	4,143	3,043
KDDI Corp.	344	1,805
Kenedix Realty Investment	645	1,722
Nihon Kohden	359,400	4,471
Nintendo Co. ADR	123,630	4,164
Rohto Pharmaceutical	143,000	1,447
Sankyo Co.	80,800	4,292
Secom Co.	65,200	2,725
Seven Bank	1,105	2,876
Shiseido Co.	126,000	2,146
Sundrug Co.	129,900	2,632
Toyota Motor ADR	33,920	2,719
Unicharm Petcare	67,900	1,964
		49,563
Korea (1.3%)
Hyundai Mobis	53,455	5,042
Luxembourg (0.8%)
ArcelorMittal	88,990	2,965
Netherlands (9.0%)
Fugro NV È	124,620	5,198
Heineken NV	103,560	3,712
Koninklijke Ahold	126,350	1,540
Koninklijke DSM	117,663	4,116
Nutreco Holding È	118,027	4,888
Sligro Food Group Ñ	159,426	4,229
TNT NV	239,416	4,728
Unilever NV	294,133	7,073
		35,484
Norway (2.2%)
DnB NOR *	651,330	5,451
Prosafe ASA	647,035	3,320
		8,771
Singapore (1.1%)
United Overseas Bank	421,000	4,177
Spain (1.8%)
Telefonica SA	327,425	7,093
Sweden (0.2%)
Getinge AB, B Shares	69,594	941
Switzerland (4.6%)
Barry Callebaut	7,881	4,303
Nestle SA	163,440	5,951
Roche Holding	22,180	3,037
Sulzer AG	29,889	2,013
UBS AG *	187,590	2,828
		18,132
United Kingdom (16.1%)
Amdocs Ltd. *	92,400	2,000
Amlin PLC	902,375	5,140
Balfour Beatty	438,830	2,428
Barclays PLC	253,275	1,231
Cairn Energy *	93,742	3,817
Chemring Group	188,393	6,141
Diageo PLC	285,380	3,908
Experian Group	677,267	5,029
Halma PLC	377,669	1,007
Informa PLC	1,079,211	4,243
RPS Group Ñ	1,624,636	4,996
Smith & Nephew	466,612	3,410
SSL International	360,699	2,981
Tullow Oil	198,121	3,205
Vodafone Group	5,276,746	9,927
Willis Group Holdings	156,200	4,160
		63,623
Total Common Stocks (Cost $369,825)		357,994
Preferred Stocks (1.2%)
Brazil (1.2%)
Refinaria de Petroleo Ipiranga *	19,056	10
Ultrapar Participacoes	149,790	4,909

Total Preferred Stocks (Cost $2,156)		4,919
Rights (0.0%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	177,256	1
Fortis *	192,640	0
Fortis VVPR Strip *	192,640	0
Total Rights (Cost $0)		1
Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	165,350	0
Short-Term Investments (7.9%)
Neuberger Berman Prime Money Fund Trust Class @	20,469,151	20,469
Neuberger Berman Securities Lending Quality Fund, LLC ‡	10,457,925	10,563
Total Short-Term Investments (Cost $30,932)	31,032
Total Investments## (99.8%) (Cost $402,913)	393,946
Cash, receivables and other assets, less liabilities (0.2%)	787
Total Net Assets (100.0%)	$394,733

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY International Fund (UNAUDITED)

Industry	Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$29,433	7.5%
Food Products	24,179	6.1%
Commercial Banks	22,373	5.7%
Pharmaceuticals	21,887	5.5%
Chemicals	21,777	5.5%
Software	17,503	4.4%
Wireless Telecommunication Services	15,342	3.9%
Beverages	14,535	3.7%
Food & Staples Retailing	13,525	3.4%
Health Care Equipment & Supplies	12,973	3.3%
Insurance	12,214	3.1%
Media	11,884	3.0%
Diversified Telecommunication Services	11,363	2.9%
Professional Services	9,216	2.3%
Aerospace & Defense	8,911	2.3%
Metals & Mining	8,839	2.2%
Energy Equipment & Services	8,518	2.2%
Diversified Financial Services	8,470	2.1%
Machinery	8,354	2.1%
Commercial Services & Supplies	7,721	2.0%
Health Care Providers & Services	7,043	1.8%
Electrical Equipment	5,898	1.5%
Personal Products	5,528	1.4%
Computers & Peripherals	5,513	1.4%
Industrial Conglomerates	5,425	1.4%
Auto Components	5,042	1.3%
Specialty Retail	4,909	1.2%
Air Freight & Logistics	4,728	1.2%
Hotels, Restaurants & Leisure	4,428	1.1%
Leisure Equipment & Products	4,292	1.1%
Life Science Tools & Services	4,270	1.1%
Road & Rail	3,570	0.9%
Capital Markets	2,828	0.7%
Automobiles	2,719	0.7%
Communications Equipment	2,537	0.6%
Construction & Engineering	2,428	0.6%
Real Estate Investment Trusts	1,722	0.4%
Electrical Equipment & Instruments	1,007	0.3%
Consumer Discretionary	10	0.0%
Other Assets-Net	31,819	8.1%
	$394,733	100.0%

May 31, 2009 Schedule of Investments International Institutional Fund (UNAUDITED)
	Number of Shares	Value† ($000's)
Common Stocks (96.3%)
Australia (0.8%)
BHP Billiton ADR	31,000	1,743
Belgium (4.4%)
Anheuser-Busch InBev	62,623	2,209
Colruyt SA	12,245	2,886
Omega Pharma	19,665	625
Telenet Group Holding *	120,175	2,406
Umicore	43,400	1,046
		9,172
Brazil (1.3%)
Petroleo Brasileiro ADR	77,000	2,693
Canada (6.2%)
Addax Petroleum	82,261	2,705
Barrick Gold	41,300	1,565
Cameco Corp.	77,110	2,120
MacDonald Dettwiler *	166,209	4,232
Talisman Energy	140,040	2,272
		12,894
Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	55,905	2,033
China (0.7%)
Bank of China, H Shares	3,490,200	1,583
Denmark (1.3%)
Novo Nordisk Class B	53,965	2,813
Finland (0.7%)
Nokia Oyj	93,135	1,429
France (8.3%)
Arkema *	80,375	2,203
Ipsen SA	71,455	3,341
Ipsos	104,130	2,590
Pernod Ricard	21,911	1,374
Sodexo	20,755	1,028
Teleperformance	79,605	2,359
Thales SA	32,400	1,529
Total SA ADR	49,935	2,879
		17,303
Germany (10.8%)
Deutsche Boerse È	49,755	4,360
Fresenius Medical Care	44,070	1,857
GEA Group	115,910	1,808
Gerresheimer AG	103,870	2,406
Linde AG	31,720	2,645
SAP AG	49,705	2,155
Siemens AG	13,375	978
SMA Solar Technology *	14,400	1,169
Tognum AG	139,370	2,124
Wincor Nixdorf	52,440	3,160
		22,662
Hong Kong (1.9%)
China Mobile ADR	41,370	2,036
Hengan International Group	420,030	1,918
		3,954
India (1.0%)
State Bank of India GDR	26,120	2,088
Ireland (1.0%)
DCC PLC	99,260	2,079
Israel (1.9%)
Makhteshim-Agan Industries	358,940	2,075
Teva Pharmaceutical Industries ADR	40,905	1,896
		3,971
Italy (2.1%)
Lottomatica SPA È	73,560	1,477
Milano Assicurazioni	516,165	1,642
UBI Banca	89,730	1,244
		4,363
Japan (13.4%)
Alfresa Holdings	53,000	2,182
East Japan Railway	33,700	2,012
FANUC Ltd.	8,400	679
Hisamitsu Pharmaceutical	54,000	1,752
Hitachi Construction Machinery	67,200	1,109
Jupiter Telecommunications	2,335	1,715
KDDI Corp.	195	1,023
Kenedix Realty Investment	360	961
Nihon Kohden	202,500	2,519
Nintendo Co. ADR	69,675	2,347
Rohto Pharmaceutical	80,000	809
Sankyo Co.	45,500	2,417
Secom Co.	36,700	1,534
Seven Bank	630	1,640
Shiseido Co.	71,000	1,209
Sundrug Co.	70,700	1,433
Takuma Co. *	15,000	32
Toyota Motor ADR	19,170	1,536
Unicharm Petcare	39,300	1,137
		28,046
Korea (1.4%)
Hyundai Mobis	30,119	2,841
Netherlands (10.4%)
ArcelorMittal	50,795	1,692
Fugro NV È	70,210	2,929
Heineken NV	58,345	2,092
Koninklijke Ahold	71,185	867
Koninklijke DSM	66,294	2,319
Nutreco Holding È	68,769	2,848
Sligro Food Group	89,821	2,383
TNT NV	134,890	2,664
Unilever NV	165,716	3,985
		21,779
Norway (2.4%)
DnB NOR *	371,505	3,110
Prosafe ASA	364,885	1,872
		4,982
Singapore (1.1%)
United Overseas Bank	237,000	2,352
Spain (1.9%)
Telefonica SA	184,475	3,996
Sweden (0.3%)
Getinge AB, B Shares	51,176	692
Switzerland (4.9%)
Barry Callebaut	4,440	2,424
Nestle SA	92,085	3,353
Roche Holding	12,495	1,711
Sulzer AG	17,265	1,163
UBS AG *	106,695	1,608
		10,259
United Kingdom (17.1%)
Amdocs Ltd. *	52,100	1,127
Amlin PLC	508,089	2,894
Balfour Beatty	247,240	1,368
Barclays PLC	139,835	679
Cairn Energy *	52,815	2,151
Chemring Group	106,143	3,460
Diageo PLC	160,785	2,202
Experian Group	381,581	2,834
GlaxoSmithKline PLC	1,016	17
Halma PLC	211,844	565
Informa PLC	601,468	2,365
RPS Group	915,339	2,815
Smith & Nephew	266,147	1,945
SSL International	198,297	1,639
Tullow Oil	111,624	1,806
Vodafone Group	2,972,973	5,593
Willis Group Holdings	88,000	2,343
		35,803
Total Common Stocks (Cost $217,541)		201,530
Preferred Stocks (1.3%)
Brazil (1.3%)
Ultrapar Participacoes ADR (Cost $1,302)	83,530	2,741
Rights (0.0%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	101,696	0
Fortis VVPR Strip *	77,074	0
Total Rights (Cost $0)		0
Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	89,730	0
Short-Term Investments (4.2%)
Neuberger Berman Prime Money Fund Trust Class @	2,643,442	2,643
Neuberger Berman Securities Lending Quality Fund, LLC ‡	6,019,779	6,080
Total Short-Term Investments (Cost $8,666)		8,723
Total Investments## (101.8%) (Cost $227,509)		212,993
Liabilities, less cash, receivables and other assets [(1.8%)]		(3,767)
Total Net Assets (100.0%)		$209,226

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY International Institutional Fund (UNAUDITED)

Industry	Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$16,626	7.9%
Food Products	13,747	6.6%
Commercial Banks	12,696	6.1%
Pharmaceuticals	12,340	5.9%
Chemicals	12,321	5.9%
Software	9,861	4.7%
Wireless Telecommunication Services	8,652	4.1%
Beverages	7,876	3.8%
Food & Staples Retailing	7,569	3.6%
Health Care Equipment & Supplies	7,420	3.5%
Insurance	6,879	3.3%
Media	6,670	3.2%
Diversified Telecommunication Services	6,402	3.1%
Professional Services	5,193	2.5%
Metals & Mining	5,000	2.4%
Aerospace & Defense	4,989	2.4%
Energy Equipment & Services	4,801	2.3%
Machinery	4,791	2.3%
Diversified Financial Services	4,360	2.1%
Commercial Services & Supplies	4,349	2.1%
Health Care Providers & Services	4,039	1.9%
Electrical Equipment	3,293	1.6%
Computers & Peripherals	3,160	1.5%
Personal Products	3,127	1.5%
Industrial Conglomerates	3,057	1.4%
Auto Components	2,841	1.4%
Specialty Retail	2,740	1.3%
Air Freight & Logistics	2,664	1.3%
Hotels, Restaurants & Leisure	2,505	1.2%
Leisure Equipment & Products	2,417	1.1%
Life Science Tools & Services	2,406	1.1%
Road & Rail	2,012	1.0%
Capital Markets	1,608	0.8%
Automobiles	1,536	0.7%
Communications Equipment	1,429	0.7%
Construction & Engineering	1,368	0.6%
Real Estate Investment Trusts	961	0.4%
Electrical Equipment & Instruments	565	0.3%
Other Assets-Net	4,956	2.4%
	$209,226	100.0%

May 31, 2009 Schedule of Investments International Large Cap Fund (UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (92.7%)
Australia (1.1%)
BHP Billiton ADR	16,900	950
Belgium (3.3%)
Anheuser-Busch InBev	38,171	1,346
Colruyt SA	6,675	1,574
	2,920
Brazil (1.6%)
Petroleo Brasileiro ADR	38,661	1,352
Canada (4.8%)
Addax Petroleum	40,025	1,316
Barrick Gold	16,700	633
Cameco Corp.	40,520	1,115
Talisman Energy	68,185	1,108
	4,172
Chile (1.4%)
Sociedad Quimica y Minera de Chile ADR, B Shares	33,745	1,227
China (0.9%)
Bank of China, H Shares	1,801,500	817
Denmark (1.8%)
Novo Nordisk Class B	30,805	1,606
Finland (0.9%)
Nokia Oyj	50,750	779
France (6.3%)
Ipsen SA	33,810	1,581
Pernod Ricard	13,736	861
Sodexo	12,800	634
Thales SA	21,645	1,021
Total SA ADR	24,160	1,394
	5,491
Germany (10.8%)
Deutsche Boerse È	24,400	2,138
Fresenius Medical Care	21,925	924
GEA Group	57,145	892
Linde AG	15,420	1,286
SAP AG	25,385	1,100
Siemens AG	8,135	595
Tognum AG	67,710	1,032
Wincor Nixdorf	24,400	1,470
	9,437
Hong Kong (2.3%)
China Mobile ADR	21,615	1,063
Hengan International Group È	209,515	957
	2,020
India (1.3%)
State Bank of India GDR	14,280	1,142
Israel (2.4%)
Makhteshim-Agan Industries	196,315	1,135
Teva Pharmaceutical Industries ADR	20,900	969
	2,104
Italy (2.7%)
Lottomatica SPA	39,970	803
Milano Assicurazioni	263,510	838
UBI Banca	48,665	674
	2,315
Japan (12.6%)
Alfresa Holdings	25,400	1,046
East Japan Railway	21,600	1,290
FANUC Ltd.	6,000	485
Hisamitsu Pharmaceutical	27,600	896
Hitachi Construction Machinery	40,100	661
Jupiter Telecommunications	1,250	918
KDDI Corp.	120	630
Nintendo Co.	4,200	1,133
Sankyo Co.	23,420	1,244
Secom Co.	14,100	589
Seven Bank	252	656
Shiseido Co.	34,000	579
Toyota Motor ADR	10,495	841
	10,968
Korea (1.7%)
Hyundai Mobis	15,370	1,450
Netherlands (9.1%)
ArcelorMittal	27,400	913
Fugro NV È	35,005	1,460
Heineken NV	29,720	1,065
Koninklijke Ahold	44,860	547
Koninklijke DSM	27,220	952
TNT NV	61,107	1,207
Unilever NV	76,440	1,838
	7,982
Norway (1.9%)
DnB NOR *	194,720	1,630
Singapore (1.3%)
United Overseas Bank	117,000	1,161
Spain (2.1%)
Telefonica SA	84,422	1,829
Sweden (0.4%)
Getinge AB, B Shares	23,855	322
Switzerland (5.0%)
Nestle SA	42,045	1,531
Novartis AG	23,239	930
Roche Holding	7,605	1,041
UBS AG *	59,480	897
	4,399
United Kingdom (17.0%)
Amdocs Ltd. *	31,800	688
Amlin PLC	248,485	1,415
BAE Systems	179,505	999
Barclays PLC	85,595	416
Cairn Energy *	22,100	900
Diageo PLC	78,290	1,072
Experian Group	171,704	1,275
Informa PLC	360,648	1,418
Smith & Nephew	135,958	994
Tesco PLC	171,833	1,021
Tullow Oil	56,609	915
Vodafone Group	1,402,169	2,638
Willis Group Holdings	42,500	1,132
	14,883
Total Common Stocks (Cost $84,570)	80,956
Rights (0.0%)
Belgium (0.0%)
Anheuser-Busch InBev VVPR Strip *	58,520	0
Fortis VVPR Strip *	23,964	0
Total Rights (Cost $0)		0
Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	48,665	0
Short-Term Investments (9.1%)
Neuberger Berman Prime Money Fund Trust Class @	5,203,972	5,204
Neuberger Berman Securities Lending Quality Fund, LLC ‡	2,717,497	2,745
Total Short-Term Investments (Cost $7,923)		7,949
Total Investments## (101.8%) (Cost $92,493)		88,905
Liabilities, less cash, receivables and other assets [(1.8%)]		(1,540)
Total Net Assets (100.0%)		$87,365

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Large Cap Fund (UNAUDITED)

Industry	Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$8,100	9.3%
Pharmaceuticals	7,023	8.0%
Commercial Banks	6,496	7.4%
Chemicals	4,600	5.3%
Beverages	4,344	5.0%
Wireless Telecommunication Services	4,331	5.0%
Insurance	3,385	3.9%
Food Products	3,369	3.8%
Food & Staples Retailing	3,142	3.6%
Software	2,921	3.3%
Metals & Mining	2,496	2.8%
Media	2,336	2.7%
Diversified Financial Services	2,138	2.4%
Machinery	2,038	2.3%
Aerospace & Defense	2,020	2.3%
Health Care Providers & Services	1,970	2.2%
Diversified Telecommunication Services	1,829	2.1%
Personal Products	1,536	1.8%
Computers & Peripherals	1,470	1.7%
Energy Equipment & Services	1,460	1.7%
Auto Components	1,450	1.7%
Hotels, Restaurants & Leisure	1,437	1.6%
Health Care Equipment & Supplies	1,316	1.5%
Road & Rail	1,290	1.5%
Professional Services	1,275	1.5%
Leisure Equipment & Products	1,244	1.4%
Air Freight & Logistics	1,207	1.4%
Electrical Equipment	1,032	1.2%
Capital Markets	897	1.0%
Automobiles	841	1.0%
Communications Equipment	779	0.9%
Industrial Conglomerates	595	0.7%
Commercial Services & Supplies	589	0.7%
Other Assets-Net	6,409	7.3%

	$87,365	100.0%

May 31, 2009 Schedule of Investments Large Cap Disciplined Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.2%)
Aerospace & Defense (3.7%)
Lockheed Martin	18,880	1,579
United Technologies	26,888	1,414
		2,993
Air Freight & Logistics (1.2%)
United Parcel Service	19,566	1,001
Beverages (3.2%)
Coca-Cola	23,569	1,159
PepsiCo, Inc.	27,997	1,457
		2,616
Biotechnology (3.5%)
Celgene Corp. *	19,438	821
Gilead Sciences *	46,406	2,000
		2,821
Capital Markets (2.9%)
Goldman Sachs Group	11,683	1,689
Northern Trust	11,333	653
		2,342
Chemicals (1.9%)
Monsanto Co.	9,198	756
Praxair, Inc.	10,910	798
		1,554
Communications Equipment (4.1%)
Cisco Systems *	97,677	1,807
QUALCOMM Inc.	33,976	1,481
		3,288
Computers & Peripherals (9.0%)
Apple, Inc. *	20,394	2,770
EMC Corp. *	57,071	671
Hewlett-Packard	40,209	1,381
IBM	23,555	2,503
		7,325
Diversified Consumer Services (0.9%)
Apollo Group Class A *	11,786	696
Diversified Financial Services (2.3%)
CME Group	2,415	777
J.P. Morgan Chase	29,258	1,079
		1,856
Diversified Telecommunication Services (0.8%)
Verizon Communications	21,118	618
Electrical Equipment (0.9%)
Emerson Electric	23,048	740
Energy Equipment & Services (4.1%)
National Oilwell Varco *	25,223	974
Schlumberger Ltd.	24,864	1,423
TransOcean *	11,908	946
		3,343
Food & Staples Retailing (6.2%)
CVS Corp.	24,382	727
Kroger Co.	43,437	990
Wal-Mart Stores	44,773	2,227
Walgreen Co.	37,023	1,103
		5,047
Food Products (1.3%)
General Mills	21,244	1,087
Health Care Equipment & Supplies (5.3%)
Baxter International	32,930	1,686
Becton, Dickinson & Co.	10,593	717
Covidien Ltd.	21,189	757
St. Jude Medical *	29,993	1,170
		4,330
Health Care Providers & Services (1.7%)
Aetna Inc.	50,024	1,340
Household Products (2.5%)
Colgate-Palmolive	18,818	1,241
Procter & Gamble	14,417	749
		1,990
Internet & Catalog Retail (1.8%)
Amazon.com *	18,515	1,444
Internet Software & Services (1.9%)
Google Inc. Class A *	3,730	1,556
IT Services (2.2%)
Accenture Ltd.	25,517	764
Visa Inc.	15,007	1,016
		1,780
Machinery (2.5%)
Cummins Inc.	23,791	772
Danaher Corp.	20,137	1,215
		1,987
Media (1.4%)
Time Warner	47,813	1,120
Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold	25,346	1,379
United States Steel	12,644	431
		1,810
Oil, Gas & Consumable Fuels (8.0%)
Canadian Natural Resources	24,781	1,481
CNOOC Ltd.	7,726	1,035
Occidental Petroleum	23,993	1,610
Petroleo Brasileiro ADR	19,997	881
Range Resources	16,038	735
XTO Energy	17,463	747
		6,489
Pharmaceuticals (3.1%)
Abbott Laboratories	32,724	1,475
Bristol-Myers Squibb	53,074	1,057
		2,532
Road & Rail (1.0%)
Union Pacific	16,798	828
Semiconductors & Semiconductor Equipment (3.1%)
Broadcom Corp. *	34,166	870
Intel Corp.	106,270	1,671
		2,541
Software (7.6%)
Adobe Systems *	42,258	1,191
Microsoft Corp.	124,416	2,599
Oracle Corp.	80,177	1,570
Symantec Corp. *	50,661	790
	6,150
Specialty Retail (2.9%)
Lowe's Cos.	49,844	948
Staples, Inc.	69,693	1,425
	2,373
Tobacco (1.7%)
Philip Morris International	32,732	1,396
Wireless Telecommunication Services (1.3%)
American Tower *	33,717	1,075
Total Common Stocks (Cost $73,224)	78,068
Short-Term Investments (4.0%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $3,259)	3,258,983	3,259
Total Investments## (100.2%) (Cost $76,483)	81,327
Liabilities, less cash, receivables and other assets [(0.2%)]	(193)
Total Net Assets (100.0%)	$81,134

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Large Cap Value Fund (formerly, Dividend Fund) (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (86.5%)
Aerospace & Defense (2.0%)
United Technologies	400	21
Air Freight & Logistics (2.2%)
United Parcel Service	450	23
Beverages (4.8%)
Diageo PLC ADR	450	25
PepsiCo, Inc.	500	26
		51
Capital Markets (2.3%)
Bank of New York Mellon	900	25
Diversified Telecommunication Services (5.0%)
AT&T Inc.	1,250	31
BCE Inc.	950	22
		53
Electric Utilities (12.7%)
Entergy Corp.	350	26
Exelon Corp.	500	24
FirstEnergy Corp.	550	21
FPL Group	650	36
ITC Holdings	650	28
		135
Electrical Equipment (4.9%)
ABB Ltd.	1,700	28
Rockwell Automation	800	24
		52
Food Products (5.0%)
Kraft Foods	650	17
Nestle SA ADR	500	18
Unilever NV	750	18
		53
Gas Utilities (1.4%)
New Jersey Resources	450	15
Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	250	15
Industrial Conglomerates (2.4%)
3M Co.	450	26
Insurance (7.5%)
Endurance Specialty Holdings	850	23
Marsh & McLennan	1,500	29
Willis Group Holdings	1,050	28
		80
Machinery (4.4%)
Eaton Corp.	500	22
Ingersoll-Rand	1,250	25
		47
Media (3.3%)
Regal Entertainment Group	1,300	16
Time Warner	800	19
		35
Multi-Utilities (6.5%)
NSTAR	450	13
PG&E Corp.	350	13
TECO Energy	2,400	27
Wisconsin Energy	400	16
		69
Oil, Gas & Consumable Fuels (6.1%)
Canadian Oil Sands Trust	1,450	37
Spectra Energy	1,750	28
		65
Pharmaceuticals (4.6%)
Abbott Laboratories	350	16
Johnson & Johnson	600	33
		49
Road & Rail (2.4%)
Norfolk Southern	700	26
Semiconductors & Semiconductor Equipment (3.9%)
Analog Devices	900	22
Intel Corp.	1,200	19
		41
Thrifts & Mortgage Finance (2.2%)
New York Community Bancorp	2,100	23
Water Utilities (1.5%)
Aqua America	950	16
Total Common Stocks (Cost $1,036)		920
Convertible Preferred Stocks (3.4%)
Metals & Mining (3.4%)
Freeport-McMoRan Copper & Gold (Cost $43)	425	36
Short-Term Investments (11.8%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $126)	126,066	126
Total Investments## (101.7%) (Cost $1,205)		1,082
Liabilities, less cash, receivables and other assets [(1.7%)]		(18)
Total Net Assets (100.0%)		$1,064

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Mid Cap Growth Fund

(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (94.3%)
Aerospace & Defense (1.3%)
Precision Castparts È	58,300	4,814
Air Freight & Logistics (2.1%)
C.H. Robinson Worldwide È	96,700	4,914
Expeditors International È	90,100	2,956
		7,870
Biotechnology (3.2%)
Alexion Pharmaceuticals *È	71,900	2,624
Myriad Genetics *	168,400	6,089
Vertex Pharmaceuticals *È	112,400	3,351
		12,064
Capital Markets (4.3%)
BlackRock, Inc. È	33,600	5,359
Lazard Ltd.	180,200	5,096
Northern Trust È	96,500	5,563
		16,018
Chemicals (3.1%)
Airgas, Inc.	142,400	6,018
Ecolab Inc. È	147,500	5,509
		11,527
Commercial Banks (0.5%)
Signature Bank *	73,700	1,994
Commercial Services & Supplies (4.3%)
Copart, Inc. *	57,800	1,774
Iron Mountain *È	203,500	5,545
Stericycle, Inc. *	133,900	6,692
Waste Connections *	78,600	1,997
		16,008
Communications Equipment (1.6%)
Brocade Communications *	261,200	1,917
Juniper Networks *È	172,700	4,271
		6,188
Computers & Peripherals (0.4%)
NetApp, Inc. *	79,300	1,546
Construction & Engineering (1.1%)
Jacobs Engineering Group *È	100,100	4,294
Diversified Consumer Services (2.3%)
DeVry, Inc. È	84,000	3,660
Strayer Education È	26,600	4,901
		8,561
Diversified Financial Services (1.8%)
IntercontinentalExchange Inc. *	35,600	3,837
MSCI Inc. *	134,200	2,855
		6,692
Electrical Equipment (1.2%)
AMETEK, Inc.	138,900	4,368
Electronic Equipment, Instruments & Components (3.5%)
Amphenol Corp.	70,700	2,361
Dolby Laboratories *	151,200	5,452
National Instruments	113,300	2,403
Trimble Navigation *	145,500	2,791
		13,007
Energy Equipment & Services (2.8%)
CARBO Ceramics È	94,800	3,585
Core Laboratories N.V. È	41,200	3,911
Noble Corp.	91,900	3,159
		10,655
Food & Staples Retailing (1.4%)
Shoppers Drug Mart	130,000	5,282
Food Products (1.2%)
Ralcorp Holdings *	80,900	4,633
Health Care Equipment & Supplies (3.7%)
C.R. Bard È	51,100	3,653
Gen-Probe *	75,500	3,219
Masimo Corp. *	99,200	2,375
NuVasive, Inc. *È	62,800	2,268
Wright Medical Group *	143,000	2,231
		13,746
Health Care Providers & Services (3.0%)
Express Scripts *È	80,900	5,182
HMS Holdings *	63,400	2,229
VCA Antech *	154,200	3,742
		11,153
Health Care Technology (0.9%)
Allscripts Healthcare Solutions È	139,600	1,802
MedAssets Inc. *	100,500	1,589
		3,391
Hotels, Restaurants & Leisure (5.7%)
Ameristar Casinos È	119,100	2,390
Darden Restaurants	61,700	2,232
Marriott International È	80,000	1,869
Penn National Gaming *	193,400	6,396
Royal Caribbean Cruises È	79,600	1,199
WMS Industries *	204,300	7,246
		21,332
Household Products (0.9%)
Church & Dwight	66,900	3,363
Internet & Catalog Retail (0.4%)
Priceline.com Inc. *È	13,500	1,487
Internet Software & Services (2.6%)
Akamai Technologies *È	44,900	1,000
Equinix, Inc. *È	52,300	3,891
VistaPrint Ltd. *	132,100	5,058
		9,949
IT Services (1.0%)
Cognizant Technology Solutions *È	77,900	1,962
SAIC Inc. *	105,500	1,843
		3,805
Life Science Tools & Services (1.1%)
Illumina, Inc. *È	116,800	4,288
Machinery (1.3%)
Danaher Corp. È	78,500	4,737
Media (1.2%)
Liberty Media Class A *	74,100	1,790
McGraw-Hill Cos.	93,000	2,799
		4,589
Metals & Mining (0.9%)
Allegheny Technologies È	38,500	1,363
Freeport-McMoRan Copper & Gold	39,600	2,156
		3,519
Multiline Retail (1.9%)
Dollar Tree *È	38,100	1,706
Kohl's Corp. *È	69,800	2,964
Nordstrom, Inc. È	132,900	2,617
		7,287
Oil, Gas & Consumable Fuels (5.9%)
Concho Resources *	174,200	5,583
Murphy Oil È	35,000	2,065
Range Resources	116,400	5,332
Southwestern Energy *	125,500	5,456
XTO Energy	91,500	3,914
		22,350
Personal Products (0.5%)
Mead Johnson Nutrition *	65,300	2,035
Pharmaceuticals (0.6%)
Mylan Laboratories *È	165,200	2,182
Professional Services (3.0%)
CoStar Group *È	61,600	2,196
FTI Consulting *	75,400	3,787
IHS Inc. *	93,800	4,502
Monster Worldwide *È	67,400	787
		11,272
Road & Rail (1.1%)
J.B. Hunt Transport Services È	139,400	4,284
Semiconductors & Semiconductor Equipment (5.2%)
Altera Corp. È	85,100	1,448
Analog Devices È	80,100	1,955
Broadcom Corp. *È	103,300	2,632
Lam Research *È	70,100	1,836
Marvell Technology Group *È	189,300	2,164
Microchip Technology È	197,700	4,264
Silicon Laboratories *	80,600	2,710
Varian Semiconductor Equipment *	102,200	2,404
		19,413
Software (4.4%)
Activision Blizzard *È	485,000	5,859
ANSYS, Inc. *	150,800	4,503
Citrix Systems *	46,000	1,445
Macrovision Solutions *	86,100	1,943
McAfee Inc. *È	48,700	1,911
MICROS Systems *	35,500	927
		16,588
Specialty Retail (6.4%)
Bed Bath & Beyond *È	97,600	2,743
Gap Inc. È	125,700	2,244
O' Reilly Automotive *È	52,100	1,878
Ross Stores	150,300	5,886
Staples, Inc. È	86,400	1,767
TJX Cos.	72,000	2,125
Urban Outfitters *È	269,400	5,501
Williams-Sonoma È	135,400	1,752
		23,896
Trading Companies & Distributors (1.1%)
Fastenal Co. È	119,100	3,957
Wireless Telecommunication Services (5.4%)
American Tower *È	183,600	5,851
Metropcs Communications *	65,400	1,120
Millicom International Cellular *È	39,100	2,374
NII Holdings *È	125,600	2,570
SBA Communications *	321,600	8,223
		20,138
Total Common Stocks (Cost $326,352)		354,282
Short-Term Investments (25.0%)
Neuberger Berman Prime Money Fund Trust Class @	26,534,257	26,534
Neuberger Berman Securities Lending Quality Fund, LLC ‡	66,705,120	67,372
Total Short-Term Investments (Cost $93,301)		93,906
Total Investments## (119.3%) (Cost $419,653)		448,188
Liabilities, less cash, receivables and other assets [(19.3%)]		(72,524)
Total Net Assets (100.0%)		$375,664

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Partners Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (97.8%)
Aerospace & Defense (1.6%)
L-3 Communications Holdings È	476,200	35,005
Automobiles (1.5%)
Harley-Davidson È	1,999,700	33,935
Beverages (2.3%)
Constellation Brands *	1,664,200	19,238
Dr. Pepper Snapple Group *È	1,410,800	30,657
		49,895
Capital Markets (5.5%)
Goldman Sachs Group	193,600	27,989
Invesco Ltd.	1,877,500	29,383
Morgan Stanley È	1,115,782	33,830
State Street	661,500	30,727
		121,929
Commercial Banks (2.1%)
Comerica Inc.	255,400	5,537
Wells Fargo	1,564,300	39,890
		45,427
Computers & Peripherals (1.2%)
Hewlett-Packard	755,000	25,934
Construction & Engineering (2.5%)
Chicago Bridge & Iron	2,695,500	34,799
KBR, Inc.	1,164,532	21,451
		56,250
Consumer Finance (1.4%)
American Express È	1,232,600	30,630
Diversified Financial Services (6.4%)
Bank of America	4,342,400	48,939
Citigroup Inc. È	4,264,300	15,863
J.P. Morgan Chase	1,088,900	40,181
Moody's Corp. È	1,333,494	36,524
		141,507
Electric Utilities (0.8%)
FirstEnergy Corp.	495,800	18,736
Electrical Equipment (1.5%)
ABB Ltd.	2,045,400	33,667
Energy Equipment & Services (3.2%)
National Oilwell Varco *È	845,000	32,634
Noble Corp.	1,136,900	39,075
		71,709
Health Care Equipment & Supplies (2.1%)
Covidien Ltd.	630,100	22,507
Zimmer Holdings *	526,000	23,433
		45,940
Health Care Providers & Services (4.6%)
Aetna Inc.	1,214,000	32,511
Cardinal Health È	657,000	23,488
WellPoint Inc. *	964,000	44,893
		100,892
Health Care Technology (0.8%)
IMS Health È	1,482,100	17,844
Household Durables (0.1%)
NVR, Inc. *	5,400	2,672
Household Products (1.9%)
Energizer Holdings *	814,200	42,550
Independent Power Producers & Energy Traders (1.6%)
NRG Energy *È	1,570,068	35,327
Industrial Conglomerates (1.9%)
McDermott International *	1,860,700	40,880
Insurance (4.5%)
Assurant, Inc.	1,002,500	23,689
Berkshire Hathaway Class B *È	16,700	49,633
MetLife, Inc.	814,542	25,658
		98,980
IT Services (4.4%)
Affiliated Computer Services *	686,200	30,838
Fidelity National Information Services È	1,852,730	35,684
Lender Processing Services	1,077,015	31,287
		97,809
Machinery (2.8%)
Ingersoll-Rand	107,000	2,164
Joy Global È	721,458	24,869
Terex Corp. *	2,558,700	34,338
		61,371
Marine (0.4%)
DryShips Inc.	1,133,700	9,274
Media (3.6%)
Cablevision Systems	1,474,313	28,056
McGraw-Hill Cos.	1,708,600	51,412
		79,468
Metals & Mining (6.5%)
Cliffs Natural Resources	711,500	19,388
Freeport-McMoRan Copper & Gold È	739,800	40,267
Sterlite Industries (India) ADR	1,246,500	16,417
Teck Cominco Class B	2,603,100	41,207
Xstrata PLC	2,427,000	27,225
		144,504
Multiline Retail (2.9%)
J.C. Penney È	1,236,500	32,260
Macy's Inc.	2,710,200	31,655
		63,915
Oil, Gas & Consumable Fuels (16.7%)
Canadian Natural Resources È	964,400	57,633
Denbury Resources *	1,423,760	24,474
EOG Resources	422,200	30,901
Exxon Mobil	28,200	1,956
Peabody Energy	861,400	29,270
Petroleo Brasileiro ADR È	1,439,500	63,381
Ship Finance International È	1,256,851	15,560
Southwestern Energy *	1,084,225	47,131
Suncor Energy È	822,305	29,118
Talisman Energy È	1,403,940	22,870
Walter Industries	631,500	20,612
XTO Energy	634,457	27,136
		370,042
Personal Products (3.0%)
Avon Products	426,200	11,320
NBTY, Inc. *	2,235,874	55,204
		66,524
Pharmaceuticals (2.0%)
Shire Limited ADR	1,065,659	44,438
Real Estate Investment Trusts (0.8%)
Vornado Realty Trust È	381,898	17,819
Semiconductors & Semiconductor Equipment (0.2%)
International Rectifier *	333,700	4,829
Software (3.9%)
Check Point Software Technologies *È	806,573	18,833
Microsoft Corp.	1,121,000	23,418
Oracle Corp.	1,525,200	29,879
Symantec Corp. *È	881,968	13,750
		85,880
Specialty Retail (1.1%)
Best Buy	712,775	25,018
Wireless Telecommunication Services (2.0%)
China Mobile ADR È	884,900	43,546
Total Common Stocks
(Cost $2,542,060)		2,164,146
Preferred Stocks (0.2%)
Diversified Financial Services (0.2%)
Citigroup Inc. (Cost $5,107)	240,300	5,270
Short-Term Investments (7.7%)
Neuberger Berman Prime Money Fund Trust Class @	36,373,865	36,374
Neuberger Berman Securities Lending Quality Fund, LLC ‡	131,370,293	132,684
Total Short-Term Investments
(Cost $167,790)		169,058
Total Investments## (105.7%)
(Cost $2,714,957)		2,338,474
Liabilities, less cash, receivables and other assets [(5.7%)]		(126,016)
Total Net Assets (100.0%)		$2,212,458

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Real Estate Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.9%)
Apartments (11.8%)
American Campus Communities	19,751	454
AvalonBay Communities È	24,932	1,533
BRE Properties È	27,300	682
Camden Property Trust È	47,000	1,411
Equity Residential È	32,300	786
Essex Property Trust È	12,400	844
		5,710
Diversified (4.8%)
Vornado Realty Trust È	49,885	2,328
Health Care (12.0%)
HCP, Inc.	98,700	2,293
Nationwide Health Properties	43,300	1,151
OMEGA Healthcare Investors	45,400	725
Ventas, Inc.	53,700	1,630
		5,799
Industrial (5.7%)
AMB Property	68,100	1,216
EastGroup Properties	17,200	587
ProLogis È	112,900	958
		2,761
Lodging (8.2%)
Host Hotels & Resorts	192,400	1,805
LaSalle Hotel Properties	38,500	526
Starwood Hotels & Resorts Worldwide È	49,600	1,214
Sunstone Hotel Investors	75,600	439
		3,984
Mixed (3.3%)
Duke Realty È	104,000	989
PS Business Parks	14,200	637
		1,626
Office (17.5%)
Alexandria Real Estate Equities È	36,350	1,305
Boston Properties È	27,100	1,310
Brandywine Realty Trust	201,000	1,498
Brookfield Properties	58,700	444
Corporate Office Properties Trust È	24,870	738
Highwoods Properties È	70,400	1,592
Kilroy Realty	47,500	1,011
SL Green Realty È	26,000	595
		8,493
Regional Malls (9.7%)
Macerich Co. È	28,400	479
Simon Property Group È	79,460	4,249
		4,728
Self Storage (6.8%)
Public Storage È	42,800	2,851
Sovran Self Storage È	19,300	466
		3,317
Shopping Centers (8.3%)
Acadia Realty Trust	34,722	466
Federal Realty Investment Trust È	24,100	1,269
Kimco Realty	40,400	472
Regency Centers È	26,700	952
Tanger Factory Outlet Centers È	26,400	854
		4,013
Specialty (8.8%)
Digital Realty Trust È	60,300	2,157
Plum Creek Timber Company È	26,700	925
Rayonier Inc.	29,100	1,164
		4,246
Total Common Stocks
(Cost $42,939)		47,005
Short-Term Investments (35.9%)
Neuberger Berman Prime Money Fund Trust Class @	996,677	997
Neuberger Berman Securities Lending Quality Fund, LLC ‡	16,253,478	16,416
Total Short-Term Investments
(Cost $17,373)		17,413
Total Investments## (132.8%)
(Cost $60,312)		64,418
Liabilities, less cash, receivables and other assets [(32.8%)]		(15,907)
Total Net Assets (100.0%)		$48,511

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Regency Fund (UNAUDITED)
	Number of Shares	Value† ($000's)
Common Stocks (98.0%)
Aerospace & Defense (2.5%)
Embraer-Empresa Brasileira de Aeronautica ADR È	48,100	922
L-3 Communications Holdings	13,000	956
		1,878
Auto Components (1.9%)
Johnson Controls È	24,800	494
WABCO Holdings	52,400	890
		1,384
Automobiles (1.5%)
Harley-Davidson È	65,800	1,117

Beverages (2.4%)
Constellation Brands *	64,100	741
Dr. Pepper Snapple Group *	46,000	1,000
		1,741
Capital Markets (5.8%)
Invesco Ltd.	77,500	1,213
Jefferies Group	64,600	1,397
Legg Mason È	15,300	295
Morgan Stanley	46,300	1,404
		4,309
Commercial Banks (4.9%)
Comerica Inc. È	33,100	718
Fifth Third Bancorp	25,700	177
First Horizon National	85,457	1,037
KeyCorp	121,400	607
Regions Financial È	55,200	231
SunTrust Banks	13,800	182
Zions Bancorp È	51,300	702
		3,654
Construction & Engineering (1.4%)
Chicago Bridge & Iron	82,300	1,063

Diversified Financial Services (1.1%)
Moody's Corp.	28,700	786

Electric Utilities (5.1%)
DPL Inc.	46,000	1,001
Entergy Corp.	8,600	642
FirstEnergy Corp.	20,800	786
NV Energy	65,900	659
PPL Corp.	20,000	649
		3,737
Electronic Equipment, Instruments & Components (2.6%)
Anixter International *	29,600	1,214
Avnet, Inc. *	31,300	720
		1,934
Energy Equipment & Services (3.0%)
National Oilwell Varco *	24,300	938
Noble Corp.	23,000	791
Oceaneering International *	9,100	468
		2,197
Financial Services (0.6%)
Principal Financial Group	19,900	442

Food Products (1.5%)
ConAgra, Inc.	35,000	651
J.M. Smucker	11,700	471
		1,122
Health Care Equipment & Supplies (0.6%)
Covidien Ltd.	13,300	475

Health Care Providers & Services (5.5%)
Aetna Inc.	36,100	967
AmerisourceBergen Corp.	18,800	697
CIGNA Corp.	28,000	621
Coventry Health Care *È	34,900	630
Mednax Inc. *	28,700	1,162
		4,077
Health Care Technology (0.9%)
IMS Health	54,200	653

Household Durables (3.0%)
NVR, Inc. *	1,800	891
Whirlpool Corp.	31,200	1,315
		2,206
Household Products (1.5%)
Energizer Holdings *	21,000	1,097

Independent Power Producers & Energy Traders (1.6%)
NRG Energy *È	53,700	1,208

Industrial Conglomerates (0.9%)
McDermott International *	30,500	670

Insurance (5.6%)
Assurant, Inc.	52,900	1,250
PartnerRe Ltd.	12,400	809
StanCorp Financial Group	36,800	1,141
W.R. Berkley	41,800	907
		4,107
IT Services (3.9%)
Affiliated Computer Services *	20,800	935
Fidelity National Information Services	43,900	846
Lender Processing Services	37,500	1,089
		2,870
Life Science Tools & Services (1.0%)
Charles River Laboratories International *	23,900	751

Machinery (3.4%)
Navistar International *	12,800	509
SPX Corp.	21,800	1,001
Terex Corp. *	76,300	1,024
		2,534
Marine (0.7%)
Eagle Bulk Shipping	64,000	498

Media (3.4%)
Cablevision Systems	56,600	1,077
McGraw-Hill Cos.	48,900	1,472
		2,549
Metals & Mining (5.7%)
Cliffs Natural Resources	29,000	790
Freeport-McMoRan Copper & Gold	21,500	1,170
Sterlite Industries (India) ADR	51,400	677
Teck Cominco Class B	99,900	1,582
		4,219
Multi-Utilities (1.2%)
CMS Energy È	80,900	917

Multiline Retail (3.1%)
J.C. Penney	48,800	1,273
Macy's Inc.	87,500	1,022
		2,295
Oil, Gas & Consumable Fuels (10.3%)
Apache Corp.	8,500	716
Denbury Resources *	52,500	903
Noble Energy	21,100	1,255
Ship Finance International È	38,557	477
Southwestern Energy *	30,200	1,313
Talisman Energy	89,480	1,458
Whiting Petroleum *	32,400	1,518
		7,640
Personal Products (2.3%)
NBTY, Inc. *	69,700	1,721

Pharmaceuticals (1.5%)
Shire Limited ADR	26,900	1,122

Real Estate Investment Trusts (6.7%)
Alexandria Real Estate Equities È	19,500	700
Annaly Capital Management È	61,600	859
Boston Properties È	26,300	1,271
Macerich Co.	55,900	943
Vornado Realty Trust È	25,375	1,184
		4,957
Semiconductors & Semiconductor Equipment (0.9%)
International Rectifier *	45,300	655

Total Common Stocks (Cost $95,764)		72,585

Short-Term Investments (15.3%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	1,393,228	1,393
Neuberger Berman Securities Lending Quality Fund, LLC ‡	9,838,862	9,937
Total Short-Term Investments (Cost $11,277)		11,330
Total Investments## (113.3%) (Cost $107,041)		83,915
Liabilities, less cash, receivables and other assets [(13.3%)]		(9,863)
Total Net Assets (100.0%)		$74,052

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Research Opportunities Fund

(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (100.1%)
Aerospace & Defense (1.4%)
United Technologies	745	39
Air Freight & Logistics (0.8%)
United Parcel Service	443	23
Auto Components (0.1%)
WABCO Holdings	200	3
Beverages (2.5%)
PepsiCo, Inc.	1,324	69
Biotechnology (4.7%)
Amgen Inc. *	849	42
Genzyme Corp. *	751	45
Gilead Sciences *	1,024	44
		131
Capital Markets (2.3%)
Bank of New York Mellon	1,294	36
State Street	628	29
		65
Chemicals (1.9%)
Airgas, Inc.	229	10
Ecolab Inc.	410	15
Nalco Holding	420	7
Praxair, Inc.	268	20
		52
Commercial Banks (2.9%)
First Citizens BancShares Class A	75	10
PNC Financial Services Group	389	17
Wells Fargo	2,109	54
		81
Communications Equipment (2.7%)
QUALCOMM Inc.	1,749	76
Computers & Peripherals (6.3%)
Hewlett-Packard	3,046	105
IBM	670	71
		176
Construction & Engineering (0.2%)
Foster Wheeler *	228	6
Containers & Packaging (0.3%)
Pactiv Corp. *	415	9
Diversified Financial Services (3.0%)
J.P. Morgan Chase	2,315	85
Diversified Telecommunication Services (2.6%)
AT&T Inc.	2,935	73
Electric Utilities (2.4%)
Allegheny Energy	370	9
Entergy Corp.	160	12
Exelon Corp.	371	18
FirstEnergy Corp.	239	9
FPL Group	262	15
ITC Holdings	113	5
		68
Electrical Equipment (2.3%)
ABB Ltd.	2,626	43
Rockwell Automation	681	21
		64
Food & Staples Retailing (4.1%)
CVS Corp.	1,414	42
Wal-Mart Stores	1,439	72
		114
Food Products (5.0%)
Kraft Foods	1,171	31
Nestle SA ADR	1,486	54
Unilever NV	2,250	54
		139
Gas Utilities (0.2%)
New Jersey Resources	184	6
Health Care Equipment & Supplies (1.7%)
Covidien Ltd.	1,320	47
Health Care Providers & Services (0.6%)
Aetna Inc.	192	5
UnitedHealth Group	425	11
		16
Hotels, Restaurants & Leisure (2.2%)
Brinker International	780	14
McDonald's Corp.	808	48
		62
Household Products (0.1%)
Energizer Holdings *	53	3
Independent Power Producers & Energy Traders (0.4%)
NRG Energy *	440	10
Industrial Conglomerates (1.1%)
3M Co.	555	32
Insurance (4.7%)
Endurance Specialty Holdings	341	9
Everest Re Group	140	10
Lincoln National	253	5
MetLife, Inc.	743	23
Prudential Financial	404	16
Reinsurance Group of America	862	32
Willis Group Holdings	1,374	37
		132
IT Services (0.1%)
Accenture Ltd.	91	3
Life Science Tools & Services (1.8%)
Charles River Laboratories International *	650	20
Thermo Fisher Scientific *	738	29
		49
Machinery (2.8%)
Danaher Corp.	518	31
Eaton Corp.	514	23
Ingersoll-Rand	1,148	23
		77
Media (3.1%)
Comcast Corp. Class A Special	2,270	29
Omnicom Group	250	8
Regal Entertainment Group	1,188	15
Scripps Networks Interactive	178	5
Time Warner	1,267	30
		87
Metals & Mining (1.2%)
Allegheny Technologies	125	4
Freeport-McMoRan Copper & Gold	329	18
Teck Cominco Class B	785	13
		35
Multi-Utilities (0.7%)
PG&E Corp.	230	9
Wisconsin Energy	262	10
		19
Mutual Funds (2.9%)
S&P 500 Depositary Receipts	885	82
Office Electronics (0.6%)
Xerox Corp.	2,324	16
Oil, Gas & Consumable Fuels (12.8%)
Concho Resources *	1,048	33
Denbury Resources *	1,112	19
Exxon Mobil	1,772	123
Occidental Petroleum	776	52
Range Resources	974	45
Southwestern Energy *	959	42
XTO Energy	1,049	45
		359
Pharmaceuticals (4.9%)
Abbott Laboratories	1,198	54
Johnson & Johnson	1,491	82
		136
Road & Rail (1.2%)
Norfolk Southern	428	16
Union Pacific	355	17
		33
Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	3,193	50
Software (5.7%)
Intuit Inc. *	193	5
Microsoft Corp.	5,210	109
Oracle Corp.	2,250	44
		158
Specialty Retail (3.2%)
PETsMART, Inc.	1,928	39
Tiffany & Co.	1,267	36
TJX Cos.	440	13
		88
Water Utilities (0.1%)
Aqua America	233	4
Wireless Telecommunication Services (0.7%)
American Tower *	476	15
NII Holdings *	205	4
		19
Total Common Stocks (Cost $2,983)		2,796
Short-Term Investments (0.4%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $11)	11,007	11
Total Investments## (100.5%) (Cost $2,994)		2,807
Liabilities, less cash, receivables and other assets [(0.5%)]		(13)
Total Net Assets (100.0%)		$2,794

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Select Equities Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (74.7%)
Aerospace & Defense (2.8%)
Lockheed Martin	13,595	1,137
Air Freight & Logistics (3.0%)
C.H. Robinson Worldwide	10,148	516
Expeditors International	21,429	703
		1,219
Capital Markets (3.2%)
BlackRock, Inc.	2,197	351
Goldman Sachs Group	6,697	968
		1,319
Chemicals (5.0%)
Ecolab Inc.	28,049	1,048
Monsanto Co.	12,283	1,009
		2,057
Communications Equipment (2.8%)
QUALCOMM Inc.	26,232	1,143
Computers & Peripherals (3.5%)
Hewlett-Packard	41,829	1,437
Consumer Finance (1.2%)
Capital One Financial	20,500	501
Diversified Financial Services (3.4%)
J.P. Morgan Chase	37,556	1,386
Electric Utilities (4.5%)
FPL Group	32,621	1,844
Food & Staples Retailing (2.6%)
Wal-Mart Stores	21,713	1,080
Health Care Equipment & Supplies (2.4%)
Alcon, Inc.	9,103	988
Household Products (6.5%)
Colgate-Palmolive	23,345	1,539
Procter & Gamble	21,099	1,096
		2,635
IT Services (2.7%)
Visa Inc.	16,530	1,119
Metals & Mining (3.8%)
BHP Billiton ADR	27,797	1,563
Oil, Gas & Consumable Fuels (11.1%)
Canadian Natural Resources	14,050	840
Enbridge Inc.	33,990	1,207
Petroleo Brasileiro ADR	26,925	1,186
Suncor Energy	36,387	1,288
		4,521
Pharmaceuticals (2.7%)
Johnson & Johnson	19,735	1,088
Real Estate Investment Trusts (3.3%)
Vornado Realty Trust	29,256	1,365
Software (2.8%)
Oracle Corp.	58,809	1,152
Tobacco (3.0%)
Philip Morris International	28,226	1,203
Wireless Telecommunication Services (4.4%)
American Tower *	55,872	1,781
Total Common Stocks (Cost $28,187)		30,538
Short-Term Investments (25.7%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $10,498)	10,497,952	10,498
Total Investments## (100.4%) (Cost $38,685)		41,036
Liabilities, less cash, receivables and other assets [(0.4%)]		(174)
Total Net Assets (100.0%)		$40,862

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Small and Mid Cap Growth Fund (UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (94.3%)
Aerospace & Defense (3.6%)
HEICO Corp.	3,000	105
Precision Castparts	1,200	99
		204
Air Freight & Logistics (1.8%)
C.H. Robinson Worldwide	2,000	102
Biotechnology (3.4%)
Myriad Genetics *	3,250	117
Vertex Pharmaceuticals *	2,500	75
		192
Capital Markets (4.7%)
Greenhill & Co.	900	66
Lazard Ltd.	3,400	96
Northern Trust	1,700	98
		260
Chemicals (1.7%)
Airgas, Inc.	2,200	93
Commercial Services & Supplies (3.9%)
Iron Mountain *	3,000	82
Stericycle, Inc. *	2,700	135
		217
Communications Equipment (3.2%)
Riverbed Technology *	4,500	90
Starent Networks *	4,100	87
		177
Construction & Engineering (1.1%)
Jacobs Engineering Group *	1,500	64
Diversified Consumer Services (2.1%)
DeVry, Inc.	1,450	63
Strayer Education	300	55
		118
Diversified Financial Services (3.1%)
IntercontinentalExchange Inc. *	1,000	108
MSCI Inc. *	3,000	64
		172
Electrical Equipment (1.5%)
AMETEK, Inc.	2,700	85
Electronic Equipment, Instruments & Components (1.6%)
Dolby Laboratories *	2,500	90
Food & Staples Retailing (2.2%)
Shoppers Drug Mart	3,000	122
Food Products (1.5%)
Ralcorp Holdings *	1,500	86
Health Care Equipment & Supplies (3.7%)
C.R. Bard	1,000	71
Inverness Medical Innovations *	4,200	137
		208
Health Care Providers & Services (4.2%)
Air Methods *	3,500	93
Brookdale Senior Living	5,100	59
Express Scripts *	1,300	83
		235
Hotels, Restaurants & Leisure (4.0%)
Ameristar Casinos	2,900	58
Orient-Express Hotel	11,200	80
Royal Caribbean Cruises	5,500	83
		221
Industrial Conglomerates (1.4%)
Textron, Inc.	6,800	78
Internet Software & Services (2.0%)
Equinix, Inc. *	1,500	112
Life Science Tools & Services (1.4%)
Illumina, Inc. *	2,100	77
Media (1.1%)
McGraw-Hill Cos.	2,000	60
Multiline Retail (1.1%)
Nordstrom, Inc.	3,000	59
Oil, Gas & Consumable Fuels (9.6%)
Arena Resources *	4,100	147
Concho Resources *	4,700	151
Range Resources	2,000	91
Southwestern Energy *	3,400	148
		537
Personal Products (1.1%)
Mead Johnson Nutrition *	2,000	62
Professional Services (1.7%)
IHS Inc. *	2,000	96
Road & Rail (2.6%)
Old Dominion Freight Line *	4,900	144
Semiconductors & Semiconductor Equipment (11.4%)
Hittite Microwave *	1,900	68
Lam Research *	2,500	65
Marvell Technology Group *	5,500	63
Microchip Technology	4,000	86
Netlogic Microsystems *	2,900	95
Semtech Corp. *	4,600	74
Silicon Laboratories *	2,700	91
Varian Semiconductor Equipment *	4,000	94
		636
Software (5.7%)
Activision Blizzard *	7,000	85
Informatica Corp. *	5,100	83
Nuance Communications *	5,800	72
Sybase, Inc. *	2,400	78
		318
Specialty Retail (4.1%)
Ross Stores	3,000	118
Urban Outfitters *	5,600	114
		232
Trading Companies & Distributors (1.3%)
Fastenal Co.	2,200	73
Wireless Telecommunication Services (2.5%)
SBA Communications *	5,500	141
Total Common Stocks
(Cost $5,078)		5,271

Short-Term Investments (8.9%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $497)	497,242	497
Total Investments## (103.2%)
(Cost $5,575)		5,768
Liabilities, less cash, receivables and other assets [(3.2%)]		(179)
Total Net Assets (100.0%)		$5,589

See Notes to Schedule of Investments

May 31, 2009 Schedule of Investments Small Cap Growth Fund (UNAUDITED)
	Number of Shares	Value† ($000's)
Common Stocks (98.0%)
Aerospace & Defense (1.8%)
HEICO Corp. È	111,000	3,872
Biotechnology (1.1%)
Alexion Pharmaceuticals *È	62,600	2,285
Capital Markets (6.0%)
GFI Group	563,200	3,385
Greenhill & Co. È	33,600	2,469
Janus Capital Group È	357,300	3,623
Waddell & Reed Financial È	130,000	3,172
		12,649
Commercial Banks (1.0%)
Signature Bank *	80,100	2,167
Commercial Services & Supplies (4.8%)
Cornell Companies *	161,600	2,744
Geo Group *	192,300	3,142
Healthcare Services Group	103,854	1,815
Tetra Tech *	92,200	2,367
		10,068
Communications Equipment (5.3%)
DG Fastchannel *	140,900	2,788
Riverbed Technology *È	218,400	4,388
Starent Networks *È	187,000	3,951
		11,127
Diversified Consumer Services (0.9%)
Strayer Education È	10,300	1,898
Health Care Equipment & Supplies (8.0%)
ICU Medical *	87,800	3,175
Inverness Medical Innovations *È	156,600	5,094
NuVasive, Inc. *	55,000	1,987
Sirona Dental Systems *	132,300	2,602
Wright Medical Group *	259,400	4,047
		16,905
Health Care Providers & Services (8.0%)
Air Methods *	133,300	3,518
Brookdale Senior Living È	196,200	2,274
Emergency Medical Services *	92,100	2,855
HMS Holdings *	63,100	2,218
IPC The Hospitalist *	129,400	3,222
VCA Antech *	114,000	2,767
		16,854
Health Care Technology (2.3%)
MedAssets Inc. *	132,000	2,087
SXC Health Solutions *	115,400	2,869
		4,956
Hotels, Restaurants & Leisure (6.4%)
Ameristar Casinos	112,700	2,262
Boyd Gaming *È	198,300	1,991
Cracker Barrel Old Country Store È	70,800	2,224
Orient-Express Hotel	423,200	3,013
Royal Caribbean Cruises È	273,100	4,113
		13,603
Household Durables (2.3%)
Helen of Troy Limited *	107,800	2,082
Jarden Corp. *	161,200	2,866
		4,948
Industrial Conglomerates (1.6%)
Textron, Inc. È	303,200	3,487
Internet Software & Services (3.9%)
Equinix, Inc. *	59,000	4,390
VistaPrint Ltd. *	102,000	3,905
		8,295
Life Science Tools & Services (1.4%)
Illumina, Inc. *È	83,000	3,047
Machinery (1.2%)
Middleby Corp. *	57,900	2,600
Multiline Retail (1.1%)
Nordstrom, Inc. È	113,500	2,235
Oil, Gas & Consumable Fuels (5.6%)
Arena Resources *È	161,200	5,774
Concho Resources *	187,700	6,016
		11,790
Personal Products (1.2%)
Bare Escentuals *	298,200	2,609
Professional Services (3.4%)
CoStar Group *	57,100	2,036
FTI Consulting *	58,300	2,928
ICF International *	81,600	2,170
		7,134
Road & Rail (2.6%)
Old Dominion Freight Line *	187,900	5,534
Semiconductors & Semiconductor Equipment (7.5%)
Hittite Microwave *	83,100	2,982
Netlogic Microsystems *È	99,300	3,249
Semtech Corp. *	202,900	3,265
Silicon Laboratories *	83,100	2,794
Varian Semiconductor Equipment *	151,300	3,558
		15,848
Software (11.3%)
Advent Software *È	85,800	2,633
Informatica Corp. *	219,300	3,581
Macrovision Solutions *	130,700	2,950
Nuance Communications *	212,900	2,640
Solera Holdings *	86,400	1,979
Sybase, Inc. *	106,500	3,464
THQ Inc. *	469,600	3,020
Ultimate Software Group *	182,300	3,702
		23,969
Specialty Retail (3.8%)
hhgregg, Inc. *	148,000	2,449
Tractor Supply *È	70,700	2,713
Williams-Sonoma È	220,300	2,851
		8,013
Textiles, Apparel & Luxury Goods (1.6%)
Warnaco Group *	107,800	3,407
Wireless Telecommunication Services (3.9%)
SBA Communications *	325,800	8,331
Total Common Stocks (Cost $180,905)		207,631
Short-Term Investments (19.0%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	8,810,246	8,810
Neuberger Berman Securities Lending Quality Fund, LLC ‡	31,029,009	31,339
Total Short-Term Investments (Cost $39,882)		40,149
Total Investments## (117.0%) (Cost $220,787)		247,780
Liabilities, less cash, receivables and other assets [(17.0%)]		(35,937)
Total Net Assets (100.0%)		$211,843

See Notes to Schedule of Investments

May 31, 2009

Schedule of Investments Socially Responsive Fund

(UNAUDITED )

	Number of Shares	Value† ($000's)
Common Stocks (95.2%)
Automobiles (2.0%)
Toyota Motor ADR È	230,425	18,468
Biotechnology (4.4%)
Genzyme Corp. *	592,395	35,034
Medarex, Inc. *	607,950	4,402
		39,436
Capital Markets (4.7%)
Bank of New York Mellon	779,717	21,661
Charles Schwab	1,174,839	20,677
		42,338
Chemicals (4.3%)
Novozymes A/S	115,100	9,174
Praxair, Inc.	406,825	29,779
		38,953
Diversified Financial Services (2.0%)
IntercontinentalExchange Inc. *	167,865	18,094
Electronic Equipment, Instruments & Components (7.7%)
Anixter International *	885,160	36,309
National Instruments	1,571,218	33,326
		69,635
Energy Equipment & Services (2.6%)
Smith International	810,615	23,662
Health Care Providers & Services (2.1%)
UnitedHealth Group	696,465	18,526
Industrial Conglomerates (2.9%)
3M Co.	455,065	25,984
Insurance (7.8%)
Markel Corp. *	60,700	17,300
Progressive Corp. *	1,544,140	24,907
Willis Group Holdings	1,068,800	28,462
		70,669
Internet Software & Services (3.1%)
Yahoo! Inc. *	1,786,100	28,292
Life Science Tools & Services (2.1%)
Millipore Corp. *	297,100	18,685
Machinery (4.8%)
Danaher Corp.	717,645	43,310
Media (12.6%)
Comcast Corp. Class A Special	2,474,225	32,165
Scripps Networks Interactive	1,556,215	43,170
Washington Post	106,443	38,319
		113,654
Multi-Utilities (2.7%)
National Grid	1,803,988	17,492
National Grid ADR	134,438	6,535
		24,027
Oil, Gas & Consumable Fuels (10.2%)
BG Group PLC	1,833,700	33,693
Cimarex Energy	636,744	20,771
Newfield Exploration *	1,040,730	37,591
		92,055
Pharmaceuticals (3.5%)
Novo Nordisk A/S Class B	603,900	31,482
Professional Services (1.0%)
Manpower Inc.	202,260	8,598
Road & Rail (3.5%)
Canadian National Railway	727,035	31,597
Semiconductors & Semiconductor Equipment (6.7%)
Altera Corp.	2,499,180	42,536
Texas Instruments	927,430	17,992
		60,528
Software (4.5%)
Intuit Inc. *	1,480,925	40,311
Total Common Stocks (Cost $977,305)		858,304
Short-Term Investments (0.8%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡ (Cost $7,155)	7,144,887	7,216
	Principal Amount
Repurchase Agreements (4.5%)
Repurchase Agreement with Fixed Income Clearing Corp., 0.07%, due 6/1/09, dated 5/29/09, Maturity Value $40,375,236, Collateralized by $41,590,000, U.S. Treasury Bill, 0.00%, due 6/4/09 (Collateral Value $41,590,000) # (Cost $40,375)	$40,375,000	40,375
Certificates of Deposit (0.1%)
Carver Federal Savings, 1.00%, due 6/29/09	100,000	100
Self Help Credit Union, 0.92%, due 8/16/09	100,000	100
Shorebank Chicago, 1.00%, due 7/27/09	100,000	100
Shorebank Pacific, 0.85%, due 8/2/09	100,000	100
Total Certificates of Deposit# (Cost $400)		400
Total Investments## (100.6%) (Cost $1,025,235)		906,295
Liabilities, less cash, receivables and other assets [(0.6%)]		(5,079)
Total Net Assets (100.0%)		$901,216

See Notes to Schedule of Investments

May 31, 2009 (UNAUDITED)

Notes to Schedule of Investments

†	Investments in equity securities by each Fund and written options by Equity Income are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. Investments in debt securities are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective September 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2009:

(000’s omitted) Neuberger Berman	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Climate Change Fund
Investments in Securities	$2,731	$116	-	$2,847
Emerging Markets Equity Fund
Investments in Securities	4,257	177	-	4,434
Equity Income Fund
Investments in Securities	26,265	12,102	-	38,367
Other Financial Instruments**	63	-	-	63
Focus Fund
Investments in Securities	499,711	58,212	-	557,923
Genesis Fund
Investments in Securities	7,493,038	423,103	-	7,916,141
Guardian Fund
Investments in Securities	883,836	29,751	-	913,587
International Fund
Investments in Securities	362,914	31,032	-	393,946
International Institutional Fund
Investments in Securities	204,270	8,723	-	212,993
International Large Cap Fund
Investments in Securities	80,956	7,949	-	88,905
Large Cap Disciplined Growth Fund
Investments in Securities	78,068	3,259	-	81,327
Large Cap Value Fund
Investments in Securities	956	126	-	1,082
Mid Cap Growth Fund
Investments in Securities	354,282	93,906	-	448,188
Partners Fund
Investments in Securities	2,169,416	169,058	-	2,338,474
Real Estate Fund
Investments in Securities	47,005	17,413	-	64,418
Regency Fund
Investments in Securities	72,585	11,330	-	83,915
Research Opportunities Fund
Investments in Securities	2,796	11	-	2,807
Select Equities Fund
Investments in Securities	30,538	10,498	-	41,036
Small and Mid Cap Growth Fund
Investments in Securities	5,271	497	-	5,768
Small Cap Growth Fund
Investments in Securities	207,631	40,149	-	247,780
Socially Responsive Fund
Investments in Securities	858,304	47,991	-	906,295

**Other financial instruments include written options.

#	At cost, which approximates market value.

##	At May 31, 2009, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Climate Change Fund	$2,767	$102	$22	$80
Emerging Markets Equity Fund	3,248	1,188	2	1,186
Equity Income Fund	39,824	1,298	2,755	(1,457)
Focus Fund	576,243	44,653	62,973	(18,320)
Genesis Fund	6,859,599	1,949,952	893,410	1,056,542
Guardian Fund	975,711	79,766	141,890	(62,124)
International Fund	421,379	43,164	70,597	(27,433)
International Institutional Fund	236,596	17,849	41,452	(23,603)
International Large Cap Fund	96,143	7,907	15,145	(7,238)
Large Cap Disciplined Growth Fund	76,757	5,641	1,071	4,570
Large Cap Value Fund	1,210	34	162	(128)
Mid Cap Growth Fund	422,354	46,169	20,335	25,834
Partners Fund	2,719,583	323,751	704,860	(381,109)
Real Estate Fund	65,741	72	1,395	(1,323)
Regency Fund	108,178	4,146	28,409	(24,263)
Research Opportunities Fund	3,097	147	437	(290)
Select Equities Fund	38,866	2,343	173	2,170
Small and Mid Cap Growth Fund	5,625	479	336	143
Small Cap Growth Fund	227,396	23,050	2,666	20,384
Socially Responsive Fund	1,032,326	49,767	175,798	(126,031)

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.
^	Affiliated issuer.
@

Neuberger Berman Prime Money Fund (“Prime Money”) and Neuberger Berman Government Money Fund (“Government Money”) are also managed by Neuberger Berman Management LLC and may be considered affiliates since they have the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money or Government Money, respectively.

‡	Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.
‡‡	For Neuberger Berman Equity Income Fund, the following securities were held in escrow at May 31, 2009, to cover the below listed outstanding call and put options written:

Shares	Securities and Options	Value of Options
2,000	Norfolk Southern, Put June 2009 @ 25	$0
4,000	Norfolk Southern, Put July 2009 @ 32	4,000
6,000	Rayonier Inc., Call August 2009 @ 40	19,000
7,500	Royal Gold, Inc., Call July 2009 @ 50	15,000
7,500	Royal Gold, Inc., Put July 2009 @ 50	7,000
1,000	Safeway Inc., Put July 2009 @ 17.5	0
16,000	Unilever NV, Call August 2009 @ 25	18,000
	Total	$63,000

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At May 31, 2009, these securities amounted to $63,000 or 1.4% of net assets for Emerging Markets Equity Fund and $1,199,000 or 3.1% of net assets for Equity Income Fund.

ñ	These securities have been deemed by the investment manager to be illiquid. At May 31, 2009, these securities amounted to $13,823,000 or 3.5% of net assets for International Fund.

µµ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At May 31, 2009, these securities amounted to approximately $217,000 or 5.0% of net assets for Emerging Markets Equity Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of May 31, 2009	Fair Value Percentage of Net Assets as of May 31, 2009
Bharat Heavy Electricals	2/18/2009 & 5/27/2009	$31	1.1%	$50	1.2%
Bharti Airtel	2/18/2009 – 5/27/2009	22	0.8%	31	0.7%
Cairn India	2/20/2009 & 5/27/2009	39	1.4%	60	1.4%
Grasim Industry	5/12/2009 & 5/27/2009	28	0.7%	36	0.8%
Punjab National Bank	2/18/2009	21	0.8%	40	0.9%

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2009.

ØØ	All or a portion of this security is segregated in connection with security lending.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:  /s/ Robert Conti

Robert Conti

Chief Executive Officer

Date: July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti

Robert Conti

Chief Executive Officer

Date: July 28, 2009

By:  /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: July 28, 2009